As filed with the Securities and Exchange Commission on

September 28, 2011

Securities Act File No.  033-65690

Investment Company Act File No.  811-07850

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-effective Amendment No. 34	☒

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 35	☒

PNC ADVANTAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

Two Hopkins Plaza

Baltimore, Maryland 21201

(Address of Principal Executive Offices)

1-800-364-4890

(Registrant’s Telephone Number)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7405

(Name and Address of Agent for Service)

Copies of Communications to:

Daniel O. Hirsch, Esq.

PNC Legal Department

1600 Market Street, 28th Floor

Philadelphia, PA 19103

(215) 585-5082

It is proposed that this filing will become effective (check applicable box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 30, 2011 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Institutional Government Money Market Fund

Institutional Shares	PAVXX

Advisor Shares	PADXX

Service Shares	PAUXX

Institutional Money Market Fund

Institutional Shares	PABXX

Advisor Shares	PAAXX

Service Shares	PAHXX

Institutional Treasury Money Market Fund

Institutional Shares	PAIXX

Advisor Shares	PAYXX

Service Shares	PAEXX

Prospectus

Institutional Shares
Advisor Shares
Service Shares

September 30, 2011

If you have any questions about any part of the prospectus or wish to obtain additional information about PNC Advantage Funds, please visit pncfunds.com or call 1-800-364-4890

Not FDIC Insured — May Lose Value — No Bank Guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

Investment Adviser

PNC CAPITAL ADVISORS, LLC

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.15%	0.25%	0.40%
Shareholder Servicing Fees	None	0.10%	0.25%
Other	0.15%	0.15%[1]	0.15%[1]
Total Annual Fund Operating Expenses[2]	0.30%	0.40%	0.55%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$31	$97	$169	$381
Advisor Shares	$41	$128	$224	$505
Service Shares	$56	$176	$307	$689

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund invests in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor Shares and Service Shares. For the period from class inception to December 31, 2010, performance for Adviser and Service Shares is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses that would have been borne by those share classes. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/
FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2010 was 0.47%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter	0.03%	(12/31/10)
Worst Quarter	0.01%	(9/30/10)

The Fund's year-to-date total return for Class Institutional Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2010)

	1 Year	Since Inception
Institutional Shares (since inception date 10/01/09)	0.06%	0.06%
Advisor Shares (since inception date 10/01/09)	0.06%	0.06%
Service Shares (since inception date 10/01/09)	0.06%	0.06%

INVESTMENT ADVISER

PNC Capital Advisors, LLC (the "Adviser") is the investment adviser to the Fund.

TAX INFORMATION

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to "Important Additional Information" on page 7 of this prospectus.

2

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.08%	0.18%	0.33%
Shareholder Servicing Fees	None	0.10%	0.25%
Other[3]	0.08%	0.08%	0.08%[1]
Total Annual Fund Operating Expenses[2,3]	0.23%	0.33%	0.48%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

3  "Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$24	$74	$130	$293
Advisor Shares	$34	$106	$185	$418
Service Shares	$49	$154	$269	$604

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the Fund's counterparty defaults or if its credit quality deteriorates.

Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

3

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor and Service Shares. Since no Advisor Shares were outstanding from February 24, 2005 through September 14, 2006, performance of the Fund's Advisor Shares for this period is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses borne by the Fund's Advisor Shares. For the period from class inception to December 31, 2010 performance of the Service Shares is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses that would have been borne by the Fund's Service Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/
FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2010 was 0.19%. The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter	1.32%	(12/31/06)
Worst Quarter	0.01%	(3/31/10)

The Fund's year-to-date total return for Class Institutional Shares through June 30, 2011 was 0.02%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2010)

	1 Year	5 Years	Since Inception
Institutional Shares (since inception date 10/28/04)	0.07%	2.63%	2.70%
Advisor Shares (since inception date 11/19/04)	0.07%	2.59%	2.65%
Service Shares (since inception date 10/1/09)	0.07%	N/A	0.07%

INVESTMENT ADVISER

PNC Capital Advisors, LLC is the investment adviser to the Fund.

TAX INFORMATION

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to "Important Additional Information" on page 7 of this prospectus.

4

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income consistent with stability of principal while maintaining liquidity.

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.15%	0.15%	0.15%
Distribution (12b-1) Fees	None	None	None
Other Expenses	0.21%	0.31%	0.46%
Shareholder Servicing Fees	None	0.10%	0.25%
Other	0.21%	0.21%[1]	0.21%[1]
Total Annual Fund Operating Expenses[2]	0.36%	0.46%	0.61%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

2  Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$37	$116	$202	$456
Advisor Shares	$47	$148	$258	$579
Service Shares	$62	$195	$340	$762

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, repurchase agreements collateralized by short-term obligations of the U.S Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS

Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional, Advisor Shares and Service Shares. For the period from class inception to December 31, 2010, performance for Adviser Shares and Service Shares is based on the returns of the Fund's Institutional Shares, adjusted to reflect the different expenses that would have been borne by those share classes. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/
FundID_371/Overview.fs or by calling 1-800-364-4890. The Fund's 7-day yield as of December 31, 2010 was 0.56%.

5

ADVANTAGE FUNDS

PNC ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter	0.02%	(12/31/10)
Worst Quarter	0.00%	(9/30/10)

The Fund's year-to-date total return for Class Institutional Shares through June 30, 2011 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2010)

	1 Year	Since Inception
Institutional Shares (since inception date 10/01/09)	0.03%	0.03%
Advisor Shares (since inception date 10/01/09)	0.03%	0.03%
Service Shares (since inception date 10/01/09)	0.03%	0.03%

INVESTMENT ADVISER

PNC Capital Advisors, LLC (the "Adviser") is the investment adviser to the Fund.

TAX INFORMATION

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains. However, this will not be the case if you are invested in the Fund through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about purchase and sale of Fund shares and financial intermediary compensation, please turn to "Important Additional Information" on page 7 of this prospectus.

6

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares

You may purchase or redeem (sell) Fund shares by phone, mail, or through a financial intermediary on each day that the New York Stock Exchange is open. Shares cannot be purchased on days when the Federal Reserve is closed.

By Phone or Wire: contact your financial intermediary or, if you hold your shares directly through the PNC Advantage Funds, you should contact the PNC Advantage Funds by phone at 1-800-364-4890.

By Mail: write to the PNC Advantage Funds c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9795, Providence, Rhode Island 02940-9795.

Minimum Initial Investments:

•  In general, a Fund's minimum initial investment is $3 million for Institutional, Advisor and Service Shares.

Minimum Subsequent Investments:

•  There is no minimum subsequent investment amount.

A Fund's initial investment minimum may be reduced or waived in some cases.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

7

DETAILS ABOUT THE FUNDS

More Information About Investment Objectives and Principal Investment Strategies

PNC Advantage Funds were formerly known as "Allegiant Advantage Funds." Each Fund has its own investment objective and strategies for reaching that objective as discussed in the Summary Sections of this prospectus. The investment objective of each Fund may be changed at any time without a shareholder vote. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

This section provides additional information about the principal investment strategies utilized by the Funds. Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes. These investments may prevent a Fund from meeting its investment objective.

Additionally, pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Advantage Funds and the PNC Funds, a separate investment company affiliated with PNC Advantage Funds.

PNC Advantage Institutional Government Money Market Fund

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund invests in repurchase agreements.

PNC Advantage Institutional Money Market Fund

The Fund primarily invests in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two NRSROs or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

PNC Advantage Institutional Treasury Money Market Fund

Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, in repurchase agreements collateralized by short-term obligations of the U.S Treasury and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

8

MORE INFORMATION ABOUT PRINCIPAL RISKS

This section provides additional information about the principal risks of investing in the Funds.

	Counter- Party Risk	Credit Risk	Foreign Investments Risk	Government Securities Risk	Interest Rate Risk	Money Market Fund Risk
Institutional Government Money Market Fund	■	■		■	■	■

Institutional Money Market Fund	■	■	■	■	■	■

Institutional Treasury Money Market Fund	■				■	■

Counter-Party Risk. Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

Credit Risk. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of a Fund's securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Foreign Investments Risk. Bank obligations issued by foreign banks or foreign branches of U.S. banks are subject to foreign investment risks. For example, foreign markets may be less developed and less regulated than U.S. markets and may be subject to political turmoil and economic instability. Moreover, certain foreign countries have less developed and less regulated banking systems and auditing, accounting and financial reporting systems than the United States.

Government Securities Risk Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with long maturities are more sensitive to changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The SEC recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. While these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential.

Disclosure of Portfolio Holdings

Each Fund publishes on the Funds' website (pncfunds.com) and files with the SEC its complete portfolio holdings monthly. The publication and filing is subject to a five business day lag and will provide portfolio holdings as of the last business day of the previous month. Additionally, the Funds are required to file a quarterly portfolio holdings report with the SEC on Form N-CSR and Form N-Q. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds' website (pncfunds.com).

9

INVESTMENT ADVISER AND INVESTMENT TEAMS

PNC Capital Advisors, LLC ("PNC Capital" or the "Adviser") is the investment adviser to the Funds located at Two Hopkins Plaza, Baltimore, MD 21201. As of June 30, 2011, the Adviser had approximately $33.6 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of PNC Advantage Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team.

The table below shows the management fees (after all fee waivers and expense reimbursements) the Adviser received for each Fund for the fiscal year ended May 31, 2011 and each Fund's contractual management fee. Fees are stated as a percentage of net assets for the fiscal year ended May 31, 2011.

	Government Money Market Fund	Money Market Fund	Treasury Money Market Fund
Management Fees Paid After the Adviser's Voluntary Fee Waivers	0.00%	0.12%	0.00%
Contractual Management Fee	0.15%	0.15%	0.15%

Voluntary Fee Waivers

The "Total Annual Fund Operating Expenses" in the Funds' Fees and Expenses tables do not reflect voluntary fee waivers and expense reimbursements undertaken by the Adviser. The Adviser has voluntarily agreed to waive Shareholder Servicing Fees, so that the Funds shall bear no expenses related to such Fees. Additionally, the Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Funds. These voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.

After giving effect to these voluntary waivers, expense reimbursements or suspensions noted above, "Total Annual Fund Operating Expenses" would be lower than the "Total Annual Fund Operating Expenses" in the Funds' Fees and Expenses tables, as shown below:

	Institutional Government Money Market Fund			Institutional Money Market Fund			Institutional Treasury Money Market Fund
	Institutional Shares	Advisor Shares	Service Shares	Institutional Shares	Advisor Shares	Service Shares	Institutional Shares	Advisor Shares	Service Shares
Management Fees	0.00%	0.00%	0.00%	0.03%	0.03%	0.03%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.07%	0.07%	0.07%	0.11%	0.11%	0.11%	0.08%	0.08%	0.08%

A discussion regarding the basis for the Board's approval of the Advisory Agreement dated January 4, 2010 is available in the Semi-Annual Report to Shareholders for the period ended November 30, 2009.

Manager of Managers Structure

The Funds have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' sub-advisers and recommending to the Board their hiring, termination or replacement. The Adviser may, in the future, recommend to the Funds' Board the establishment of the Manager of Managers Structure for any of the Funds. Shareholders will be notified of any changes made to sub-advisers within 90 days of the change.

10

PURCHASING AND REDEEMING FUND SHARES

This section tells you how to purchase and redeem Institutional, Advisor and Service Shares of the Funds. The Funds may accept or reject any purchase order.

Institutional Shares (All Funds):

•  No front-end sales charge

•  $3 million minimum initial investment

•  No minimum amount for subsequent investments

Advisor Shares (All Funds):

•  No front-end sales charge

•  Shareholder servicing fees up to 0.10% of net assets

•  $3 million minimum initial investment

•  No minimum amount for subsequent investments

Service Shares (All Funds):

•  No front-end sales charge

•  Shareholder servicing fees of up to 0.25%

•  $3 million minimum initial investment

•  No minimum amount for subsequent investments

Institutional, Advisor and Service Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries. The minimum initial investment for Institutional, Advisor and Service Shares is $3 million. There is no minimum subsequent investment. Each Fund, at its discretion, may reduce the minimum initial investment for Institutional, Advisor and Service Shares when the aggregate relationship with the Funds and PNC Funds is substantially equivalent to the $3 million and warrants this reduction. The minimum initial investment also may be waived if, in the opinion of the Funds, there is adequate intent and availability of assets to reach a future level of investment of $3 million among the Funds and PNC Funds. The minimum initial investment applies to the registered owner of an account, including omnibus accounts maintained by financial intermediaries for beneficial owners. Financial intermediaries may receive shareholder servicing fees of up to 0.10% and 0.25% of net assets for Advisor Shares and Service Shares, respectively. In addition, financial intermediaries may charge additional fees, at their discretion, for providing cash management and other services to their customers and may implement a higher minimum initial investment.

11

How to Purchase Fund Shares

New Account Set Up	Adding to an Existing Account
By Telephone with Wire Transfer	• Call Investor Services at 1-800-364-4890 to set up an account number and to receive a wire control number to be included in the body of the wire.
• Ask your bank to immediately transmit available funds by wire. Your bank may charge you a wiring fee for this service.
• Wiring instructions are as follows:
Bank of New York Mellon
ABA # 011001234
Credit: 0000735906
BNY Mellon Investment Servicing (US) Inc. as Agent for PNC Advantage Funds Further Credit: Beneficiary Name Beneficiary Fund/Account Number
• Complete and sign the account application and mail to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
 Overnight delivery to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722
Contact Investor Services to receive an account application. Account applications are also available on pncfunds.com
PNC Advantage Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.	• If you previously selected the telephone purchases option for your account, call Investor Services at 1-800-364-4890 to purchase additional shares.
• To add telephone purchases option to your account, please complete an Account Maintenance Form or call Investor Services.
PNC Advantage Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

By Mail	• Complete and sign an application. Applications may be requested by calling 1-800-364-4890 and are also available at pncfunds.com.
• Make your check payable to "PNC Advantage Funds (Fund Name)." PNC Advantage Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).
• Mail the completed and signed account application and your check to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
 Overnight delivery to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722	• Provide purchase instructions with the fund name, share class, your account number and account registration information.
• Make your check payable to "PNC Advantage Funds (Fund Name)." PNC Advantage Funds cannot accept third-party checks, starter checks, credit cards, credit card checks, cash or cash equivalents (i.e., cashier's check, bank draft, money order or travelers' check).
• Mail the instructions and the check to one of the two mailing addresses provided.

Financial Intermediary

•  Contact your financial consultant, financial intermediary or institution to transact initial purchases or additional purchases of shares of the Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to PNC Advantage Funds on time.

•  PNC Advantage Funds may authorize certain financial intermediaries to receive, on behalf of PNC Advantage Funds, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, the Funds will be deemed to have received an order that is in proper form when the order is received by the financial

12

intermediary on a Business Day (as defined below), and the order will be priced at the Fund's net asset value ("NAV") per share next determined after such receipt by the financial intermediary. Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Redeeming Fund Shares."

•  Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by PNC Advantage Funds. If you invest through an authorized institution, you will have to follow its procedures.

General Information Regarding Purchases

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the same Business Day, or as soon thereafter as possible.

The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for each Fund and the deadline for submitting a purchase order to the Funds' transfer agent in order to receive the current Business Day's NAV:

	Time of NAV Calculation	Deadline for submitting purchase orders to the Funds' transfer agent to receive the current day's NAV
Institutional Government Money Market Fund	Once daily 4:00 p.m. Eastern time	3:30 p.m. Eastern time

Institutional Money Market Fund	Once daily 5:00 p.m. Eastern time	5:00 p.m. Eastern Time

Institutional Treasury Money Market Fund	Twice daily 2:00 p.m. Eastern time and 4:00 p.m. Eastern time (or close of trading on the NYSE)	1:30 p.m. Eastern time

Orders in proper form placed prior to the above listed deadlines, and payments which are received or converted into funds deposited at Federal Reserve Banks ("Federal Funds") by the Funds' transfer agent by the above listed deadlines, will become effective and shares will be purchased at the NAV determined at the above listed deadlines on the same business day. The shares so purchased will receive the dividend declared on that day. Orders placed in proper form but not received prior to the above listed deadlines, or whose payments are not received or converted into Federal Funds prior to the above listed deadlines by the Funds' transfer agent, will be priced at the next NAV calculated after the order is received and will begin to accrue dividends that business day.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed. The Funds may advance the final time by which orders to buy or sell shares must be received by the transfer agent on those days that the Securities Industry and Financial Markets Association has recommended that the bond markets close early.

How We Calculate the NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating the NAV, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons by the Adviser, a Fund will value its portfolio at market price or fair value prices determined in good faith by the Adviser, assisted by the Fund accountant, using methods approved by the Board of Trustees.

The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.

Sales Charges

There are no sales charges on the purchase of Institutional, Advisor and Service Shares.

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How to Redeem Your Fund Shares

Shareholders may redeem shares by following the procedures described below. The respective deadlines for submitting redemption requests to the Funds' transfer agent to receive the current Business Day's NAV for each Fund is as follows (all times are Eastern Time): 1:30 p.m. for the Institutional Treasury Money Market Fund, 3:30 p.m. for the Institutional Government Money Market Fund, and 5:00 p.m. for the Institutional Money Market Fund.

By Telephone 1-800-364-4890	Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record.

Financial Intermediary	Contact your financial consultant, financial intermediary or institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services, in addition to the fees charged by the Funds.

By Mail	For regular mail, send your request including account name, account number and amount of the redemption to the following address:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9795
Providence, RI 02940-9795
Overnight delivery to:
PNC Advantage Funds
c/o BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581-1722

If you recently changed your address, you will not be able to redeem your shares within 30 days after the change without a signature guarantee.

Signature Guarantee

The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Fund's.

We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a Medallion Signature Guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.

Involuntary Redemption of Your Shares

Your shares may be automatically redeemed and the account closed if the account balance falls below $100,000 as a result of redemption activity.

Receiving Your Money

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, please notify PNC Advantage Funds in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see "Signature Guarantee" above).

Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order. Good order means that your request includes complete information.

Your proceeds can be wired to your bank account or sent to you by check. Normally, we will send your redemption proceeds within seven days after we receive your request in good order. Good order means that complete information is provided about your redemption request. PNC Advantage Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

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Suspension of Your Right to Redeem Your Shares

PNC Advantage Funds may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a)  trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)  the NYSE is closed for reasons other than customary weekend and holiday closings;

(c)  upon providing prior notification to the SEC, the PNC Advantage Funds' Board of Trustees determines that a PNC Advantage Fund's shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund;

(d)  the SEC has by order permitted a Fund's suspension or postponement of redemptions; or

(e)  an emergency exists, as determined by the SEC, as a result of which: (i) disposal by any of the PNC Advantage Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for any of the PNC Advantage Funds to determine the fair market value of its net assets.

Telephone Transactions

Purchasing and redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds' transfer agent has certain safeguards and procedures to confirm the authenticity of instructions, neither the Funds nor their transfer agent are responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Funds' transfer agent over the telephone, you will generally bear the risk of any loss, provided the Funds' transfer agent has followed reasonable procedures to confirm the authenticity of instructions.

Customer Identification Program

Federal regulations require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, your Social Security number, employer identification number (if applicable) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Funds. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

Short Term Trading

For a family of investment companies comprised of both money market funds and non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of PNC Advantage Funds has adopted procedures that impose limits on exchanges between funds of PNC Advantage Funds to discourage excessive short-term trading by shareholders.

SHAREHOLDER SERVICES PLANS

Each Fund has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Advisor and Service Shares of a Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively for these shareholder services.

DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS

Each Fund accrues its income daily and distributes it monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution.

You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the transfer agent in writing prior to the date of the distribution. Your election will be effective as soon as your written notice is processed.

The following is a summary of certain United States federal income tax considerations generally applicable to investments in the Funds under current law, which is subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

15

Federal Taxes

Each Fund intends to distribute each year all or substantially all of its net investment income and capital gains, if any. Fund distributions and gains from the sale of investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. See the Statement of Additional Information for additional information regarding distributions of capital gains. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.

IRAs and Other Tax-Qualified Plans

One major exception to the foregoing tax principles is that distributions on shares held through a tax-qualified retirement account, such as an IRA or other tax-qualified plan will not be currently taxable. Special tax rules apply to investments through such accounts. You should consult your tax advisor regarding the tax treatment of distributions from such a tax-qualified account.

Backup Withholding

A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions or gross proceeds realized upon the redemption of Fund shares payable to shareholders who fail to provide to the Fund a correct tax identification number in the manner required, who have under-reported dividend or interest income, or, who fail to certify to the Fund that they are not subject to backup withholding. Under current law, the backup withholding rate is 28% for amounts paid through 2012 and will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise.

U.S. Federal Tax Treatment of Foreign Shareholders

All foreign investors should consult their own tax advisors regarding the U.S. and non-U.S. tax consequences an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. It is anticipated that a significant percentage of the distributions by the Government Money Market Fund and the Treasury Money Market Fund each year will be attributable to interest on U.S. government securities, but there is no assurance that this will be the case inasmuch as some categories of securities in which the Government Money Market Fund invests do not qualify as U.S. government securities for these tax purposes.

You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is in the Statement of Additional Information.

16

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Institutional and Advisor Shares. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's or share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The financial highlights have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund's financial statements, is included in the annual report dated May 31, 2011 and is incorporated by reference into the Statement of Additional Information.

No financial highlights are presented for the Service Shares of the Institutional Government Money Market Fund because such Shares held net assets of $10 representing initial seed capital at May 31, 2011.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-364-4890.

Selected Per Share Data and Ratios For the Years Ended May 31, unless otherwise indicated

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

	Institutional Class		Advisor Class
	2011	2010[1]	2011[2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Net Investment Income†	— *	— *	— *
Realized and Unrealized Gain (Loss) on Investments	— *	—	— *
Total from Investment Operations	—	—	—
Dividends from Net Investment Income	— *	— *	— *
Distributions from Net Realized Capital Gains	—	—	—
Total Distributions	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return	0.06%	0.03%	0.02%
Ratios/Supplemental Data
Net Assets End of Period (000)	$61,615	$15,005	$179
Ratio of Expenses to Average Net Assets	0.10%	0.10%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.61%	0.47%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.38)%	(0.45)%	(0.34)%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

1  Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

2  Commencement of operations of the Advisor and Service Shares for the Institutional Government Money Market Fund was October 1, 2009. Advisor Shares were first sold (excluding seed capital) on January 28, 2011. All ratios for the period have been annualized. Total return for the period has not been annualized. At May 31, 2011, net assets of the Service Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.

17

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios For the Years Ended May 31, unless otherwise indicated

INSTITUTIONAL MONEY MARKET FUND1

	Institutional Class					Advisor Class
	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net Investment Income†	— *	— *	0.01	0.04	0.05	— *	— *	0.01	0.04	0.04
Realized and Unrealized Gain (Loss) on Investments	— *	— *	— *	— *	— *	*	— *	— *	— *	— *
Total from Investment Operations	—	—	0.01	0.04	0.05	—	—	0.01	0.04	0.04
Dividends from Net Investment Income	— *	— *	(0.01)	(0.04)	(0.05)	— *	— *	(0.01)	(0.04)	(0.04)
Distributions from Net Realized Capital Gains	—	—	—	—	—	—	—	—	—	—
Total Distributions	—	—	(0.01)	(0.04)	(0.05)	—	—	(0.01)	(0.04)	(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.07%	0.12%	1.46%	4.43%	5.32%	0.07%	0.10%	1.41%	4.38%	3.68%
Ratios/Supplemental Data
Net Assets End of Period (000)	$932,972	$864,478	$2,406,236	$2,289,971	$2,112,795	$145,296	$35,123	$206,979	$266,866	$529
Ratio of Expenses to Average Net Assets[2]	0.19%	0.19%	0.19%	0.16%	0.15%	0.19%	0.21%	0.24%	0.21%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.06%	0.14%	1.41%	4.32%	5.19%	0.06%	0.10%	1.45%	4.27%	5.14%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.22%	0.22%	0.21%	0.18%	0.18%	0.22%	0.26%	0.26%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.03%	0.11%	1.39%	4.30%	5.16%	0.02%	0.05%	1.43%	4.25%	5.11%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

1  Commencement of operations for the Service Class for the Institutional Money Market Fund was October 1, 2009. At May 31, 2011, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period, therefore, no information is presented.

2  The Board approved the participation by the Institutional Money Market Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Institutional Money Market Fund paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009, respectively, based on the net asset value of the Fund as of September 19, 2008.

Selected Per Share Data and Ratios For the Years Ended May 31, unless otherwise indicated

INSTITUTIONAL TREASURY MONEY MARKET FUND

	Institutional Shares		Advisor Shares	Service Shares
	2011	2010[2]	2011[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Net Investment Income†	— *	— *	— *	— *
Realized and Unrealized Gain (Loss) on Investments	— *	— *	— *	— *
Total from Investment Operations	—	—	—	—
Dividends from Net Investment Income	— *	— *	— *	— *
Distributions from Net Realized Capital Gains	—	—	—	—
Total Distributions	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return	0.03%	0.01%	0.00%	0.03%
Ratios/Supplemental Data
Net Assets End of Period (000)	$36,398	$15,090	$2,547	$4,192
Ratio of Expenses to Average Net Assets	0.10%	0.08%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.49%	0.61%	0.53%	0.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.38)%	(0.52)%	(0.45)%	(0.50)%

*  Amount represents less than $0.005 per share.

†  Per share data calculated using average shares outstanding method.

1  Commencement of operations of the Advisor and Service Shares for the Advantage Institutional Treasury Money Market Fund was October 1, 2009. Advisor Shares were first sold (excluding seed capital) on March 16, 2011. Service Shares were first sold (excluding seed capital) on October 29, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

2  Commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

18

Investment Adviser

PNC Capital Advisors, LLC
Two Hopkins Plaza
Baltimore, Maryland 21201

Underwriter

Professional Funds Distributor, LLC
760 Moore Road
King of Prussia, Pennsylvania 19406

Legal Counsel

Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600

NOTES

BOARD OF TRUSTEES

John G. Drosdick

Chairman and Nominating Committee Chairman

Retired Chairman, CEO Sunoco, Inc.

Director:
United States Steel Corporation
H.J. Heinz Company

Dorothy A. Berry

President, Talon Industries, Inc.

Chairman and Director:
Professionally Managed Portfolios

Richard W. Furst

Consultant and Private Investor,
Dean Emeritus and Garvice D. Kincaid
Professor of Finance (Emeritus),
Gatton College of Business and
Economics, University of Kentucky

Director:
Central Bank & Trust Co.
Central Bancshares

Dale C. LaPorte

Legal Compliance Committee Chairman

Retired Senior Vice President and
General Counsel, Invacare Corporation

Director:
Invacare Corporation

L.White Matthews III

Audit Committee Chairman

Retired; Chairman and Director Ceridian Corporation

Chairman and Director:
Constar International Inc.
Imation Corp.

Director:
Matrixx Initiatives, Inc.

Edward D. Miller, M.D.

Dean and Chief Executive Officer,
Johns Hopkins Medicine

Director:
Care Fusion

PNC Advantage Funds Trustees also serve as Trustees of PNC Funds and
Directors of the PNC Alternative Investment Funds.

For more information about the Funds, please ask for:

Statement of Additional Information (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about PNC Advantage Funds and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

The Annual and Semi-Annual reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance during the last fiscal year. The reports also contain detailed financial information about the Funds and are available, free of charge, on the Funds' website.

To Obtain More Information:

By Internet:
pncfunds.com

By Telephone:

Call 1-800-364-4890

By Mail:

PNC Advantage Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9795
Providence, RI 02940-9795

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about PNC Advantage Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 1-202-551-8090. You may request documents from the SEC, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-1520

PNC Advantage Funds' Investment Company Act
registration number is 811-07850

ADV-PS-021-0911

PNC Advantage Funds

Statement of Additional Information

September 30, 2011

Institutional Government Money Market Fund - Institutional Shares (PAVXX)

Institutional Government Money Market Fund - Advisor Shares (PADXX)

Institutional Government Money Market Fund - Service Shares (PAUXX)

Institutional Money Market Fund - Institutional Shares (PABXX)

Institutional Money Market Fund - Advisor Shares (PAAXX)

Institutional Money Market Fund - Service Shares (PAHXX)

Institutional Treasury Money Market Fund - Institutional Shares (PAIXX)

Institutional Treasury Money Market Fund - Advisor Shares (PAYXX)

Institutional Treasury Money Market Fund — Service Shares (PAEXX)

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the current Prospectus listed below for the above investment portfolios (each, a “Fund,” collectively, the “Funds”) of PNC Advantage Funds, formerly known as “Allegiant Advantage Funds,” as may be amended or supplemented from time to time.  This SAI is incorporated by reference in its entirety into the Prospectus.  The Prospectus and PNC Advantage Funds’ annual report to shareholders dated May 31, 2011 (the “2011 Annual Report”) may be obtained without charge, upon request, by calling or writing PNC Advantage Funds at 1-800-364-4890, 760 Moore Road, King of Prussia, Pennsylvania 19406.

Current Prospectus

•                                          Prospectus dated September 30, 2011 for Institutional Shares, Advisor Shares and Service Shares of the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund.

FINANCIAL STATEMENTS

PNC Advantage Funds’ audited financial statements and the report thereon of Deloitte & Touche LLP, PNC Advantage Funds’ Independent Registered Public Accounting Firm, included in the 2011 Annual Report are incorporated by reference into this SAI.  No other parts of the 2011 Annual Report are incorporated by reference.

STATEMENT OF ADDITIONAL INFORMATION

This SAI should be read in conjunction with the Prospectus for the Funds listed on the cover page of this SAI.  The information contained in this SAI expands upon matters discussed in the Prospectus.  No investment in shares of a Fund should be made without first reading the Prospectus for the Funds.

PNC Advantage Funds, which was known as “Allegiant Advantage Funds” for the period December 31, 2009 to February 8, 2010, is a Delaware statutory trust that is the successor in interest to a Massachusetts business trust organized on May 18, 1993.  From June 13, 2005 to December 30, 2009, PNC Advantage Funds was known as “Allegiant Advantage Fund.”  For the period May 1, 2000 to June 13, 2005, PNC Advantage Funds was known as “The Armada Advantage Fund.”  Prior to May 1, 2000, PNC Advantage Funds was named “The Parkstone Advantage Fund.”  PNC Advantage Funds is an open-end management investment company which currently offers three diversified investment portfolios called the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (each a “Fund,” and collectively the “Funds”).  PNC Advantage Funds changed its fiscal year end from December 31 to May 31 effective with the 2005 fiscal year end.

PNC Advantage Funds previously offered shares of five funds: the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund.  These five funds were liquidated on December 4, 2003 after shareholders of each Fund approved the liquidation at a Special Meeting of Shareholders held on November 24, 2003.

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value in three classes of shares.  The Institutional Shares, the Advisor Shares and the Service Shares commenced operations on October 28, 2004, November 19, 2004 and October 1, 2009, respectively.

INVESTMENT OBJECTIVES AND POLICIES

Additional Information on Fund Management

Further information on the management strategies, techniques, policies and related matters concerning PNC Capital Advisors, LLC, the investment adviser to the Funds, may be included from time to time in advertisements, sales literature, communications to shareholders and other materials.  See “Performance Information” below.

The Advisory Agreement between PNC Advantage Funds and PNC Capital Advisors, LLC (the “Adviser”) became effective as of January 4, 2010.  Prior to September 29, 2009, Allegiant Asset Management Company (‘Allegiant”) served as investment adviser of the Funds.  On September 29, 2009, Allegiant Asset Management Company merged with PNC Capital Advisors, Inc., its affiliate, to form the Adviser (the “Merger”).  The Adviser and its predecessors, PNC Capital Advisors, Inc. and Allegiant, are indirect wholly-owned subsidiaries of The PNC Financial Services Group, Inc. (“PNC”).  PNC acquired Allegiant through the merger of National City Corporation and PNC on December 31, 2008 and subsequently consolidated the institutional and mutual fund investment advisory operations of PNC Capital Advisors, Inc. and Allegiant to form the Adviser.

Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by Standard & Poor’s (“S&P”) Rating Group, Fitch Ratings, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Dominion Bond Rating Service Limited (“DBRS”) for securities which may be held by the Funds.

Additional Information about the Funds

The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectus.

Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes.  These investments may prevent a Fund from meeting its investment objective.

PNC Advantage Institutional Government Money Market Fund

Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks (“FHLBs”).  The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.  The Fund also invests in repurchase agreements.

The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.

PNC Advantage Institutional Money Market Fund

The Fund seeks to achieve its investment objective by investing primarily in a variety of high quality, short-term U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper.  The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers.  The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.  High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.  The Fund is currently rated by S&P and Moody’s and approved by the National Association of Insurance Commissioners (“NAIC”).

PNC Advantage Institutional Treasury Money Market Fund

The Fund seeks to achieve its investment objective by investing exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in repurchase agreements collateralized by short-term obligations of the U.S Treasury and in other money market funds that invest exclusively in such obligations.  The Fund will provide shareholders with at least 60 days’ written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

The Fund may not engage in reverse repurchase transactions or lend its portfolio securities.

Additional Information about Portfolio Investments

Disclosure of Portfolio Holdings

In accordance with PNC Advantage Funds’ policies and procedures, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”) is responsible for dissemination of information about PNC Advantage Funds’ portfolio securities. PNC Advantage Funds, its co-administrators (the Adviser and BNY Mellon Investment Servicing, together the “Co-Administrators”) and Adviser (together, the “Service Providers”) may only disclose information concerning securities held in PNC Advantage Funds’ portfolios under the following circumstances:

(i)                                     Within five business days following the end of each calendar month, BNY Mellon Investment Servicing shall post the securities held by each Fund as of the most recent month end, together with each security’s percentage of total net assets of the portfolios on the PNC Advantage Funds’ website.

(ii)                              As required by the federal securities laws, including the 1940 Act, PNC Advantage Funds shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR, N-Q and N-MFP or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Each of PNC Advantage Funds’ Service Providers is required to keep the Funds’ portfolio information confidential either pursuant to its agreement with PNC Advantage Funds or because of the nature of its relationship to PNC Advantage Funds.  In the event that PNC Advantage Funds or a Service Provider discloses PNC Advantage Funds’ portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required to keep the information confidential and shall not trade on such information.

Neither PNC Advantage Funds, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about PNC Advantage Funds’ portfolio securities.

With respect to the monthly disclosure of portfolio holdings on PNC Advantage Funds’ website, as previously discussed, BNY Mellon Investment Servicing is authorized to prepare and post to PNC Advantage Funds’ website its portfolio holdings and is also responsible for routine portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to PNC Advantage Funds, or disclosure to a rating or ranking organization.  BNY Mellon may provide the PNC Advantage Funds’ portfolio securities holdings to any individual or entity, including ratings and rankings organizations, at the same time it is filed with the SEC or one day after the information is provided on the PNC Advantage Funds’ website.

BNY Mellon Investment Servicing may disclose the PNC Advantage Funds’ non-public portfolio securities holdings (holdings not yet filed with the SEC or provided on the PNC Advantage Funds’ website) as part of the normal investment activities of PNC Advantage Funds to the following third-party service providers that, by explicit agreement or by virtue of their respective duties to PNC Advantage Funds, are required to maintain the confidentiality of the information disclosed:  the investment adviser; sub-advisers; distributor; administrator; sub-administrator; independent auditors; proxy voting agent; fund accountants; pricing agents; custodians; securities lending agents; counsel to the Fund or the non-interested trustees; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.

BNY Mellon Investment Servicing, as authorized by PNC Advantage Funds’ President, Vice President, Treasurer, CCO or the Adviser’s President, may also disclose PNC Advantage Funds’ non-public securities holdings to non-service provider third parties and third-party service providers for legitimate business purposes including, but not limited to, disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to a rating or ranking organization; or disclosure of investment models that mirror a portfolio’s holdings to investment professionals in a one-on-one context if such model disclosure is subject to trade rotation with the applicable portfolio it mirrors.  Such non-service provider third parties and third-party service providers must enter into a written agreement in a form acceptable to PNC Advantage Funds and its counsel in which the third party agrees to: (a) limit the use of the non-public portfolio securities holdings to the approved “legitimate business purpose;” (b) keep the non-public portfolio securities holdings confidential; and (c) provide that employees of the third party shall not trade based upon that information in accounts in which they have a beneficial interest.

In order to ensure that the disclosure of PNC Advantage Funds’ portfolio securities is in the best interests of PNC Advantage Funds’ shareholders and to avoid any potential or actual conflicts of interest with BNY Mellon Investment Servicing, the Adviser, PNC Advantage Funds’ principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of PNC Advantage Funds’ portfolio securities for non-routine but legitimate business purposes shall be approved by PNC Advantage Funds’ President, Vice President, Treasurer, CCO, or the Adviser’s President in advance of such disclosure.  This requirement shall not apply to the disclosure of PNC Advantage Funds’ portfolio securities to PNC Advantage Funds’ existing service providers of auditing, custody, proxy voting and other services to PNC Advantage Funds in connection with the provision of their services to PNC Advantage Funds, or as otherwise provided herein.

The Board shall receive quarterly reports stating whether disclosures were made concerning PNC Advantage Funds’ portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

Ratings Criteria

Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by various ratings agencies for debt securities which may be held by each Fund.

Eligible Securities

Each Fund may purchase “eligible securities” (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by PNC Advantage Funds’ Board of Trustees.  Eligible securities generally include:  (1) securities that are rated at time of purchase by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs” or “Rating Agencies”) (or the only NRSRO which has issued a rating) in the highest rating category for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser (“Comparable Obligations”) and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission (“SEC”) regulations.  Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and PNC Advantage Funds’ procedures.  The Board of Trustees will approve or ratify any purchases by the Funds of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or PNC Advantage Funds’ procedures.

Liquidity, Maturity and Quality

Each Fund must hold securities sufficiently liquid to meet reasonably foreseeable redemptions.  At least 30% of the assets of each Fund must be in cash, direct obligations of the U.S. government, and certain other government securities issued at a discount with remaining maturities of 60 days or less or securities that convert or mature into cash within five business days.  At least 10% of each Fund’s assets must be in cash, direct obligations of the U.S. Government, or securities that convert or mature into cash within one business day.

Each Fund is managed so that the average dollar-weighted maturity of all instruments held by it will not exceed 60 days and so that the weighted average life of all instruments held by it will not exceed 120 days.  In no event will a Fund purchase securities that mature more than 397 days from the date of purchase as determined under Rule 2a-7 under the 1940 Act.

While each Fund does not generally invest in second tier securities, in the event that they do so, (1) investments in second tier securities cannot exceed 3% of a Fund’s assets; (2) investments in second tier securities issued by any single issuer or conduit obliger cannot exceed ½ of 1% of a Fund’s total assets; (3) a Fund cannot invest in second tier securities that have maturities in excess of 45 days; and (4) investments in second tier securities cannot exceed 2.5% for any individual demand feature or guarantee provider.

Variable and Floating Rate Instruments

Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase variable and floating rate obligations.  Variable rate securities provide for specific periodic adjustment in the interest rate; floating rate securities have interest rates that change when there is a change in a designated benchmark rate or the issuer’s credit quality.  Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded, although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities.  Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal (subject, in some cases, to conditions) and accrued interest at a time specified in the instrument or may resell them to a third party.  Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities.  The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser.  In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand.  In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation’s next interest rate adjustment.  Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or PNC Advantage Funds’ procedures.

Variable and floating rate obligations held by a Fund may have maturities of more than 397 days, but which are subject to interest rate resetting provisions and demand features within 397 days, to the extent permitted by Rule 2a-7 of the 1940 Act.

To the extent variable and floating rate investments are considered to be illiquid, a Fund’s investments in such instruments will be subject to limitations as described under “Illiquid Securities and Liquidity Risk.”

Guaranteed Investment Contracts

The Institutional Money Market Fund, may make limited investments in Guaranteed Investment Contracts (“GICs”) issued by U.S. insurance companies.  When investing in GICs, a Fund makes cash contributions to a deposit fund or an insurance company’s general account.  The insurance company then credits to that Fund monthly a guaranteed minimum interest payment which may be based on a variable, floating or fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate (“LIBOR”).  The GICs provide that this guaranteed interest will not be less than a certain minimum rate.  The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund.  GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make.  A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company’s capacity to pay.  Failure of the issuing company could result in a default on a GIC.  A Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies.  The Institutional Money Market Fund’s investments in GICs will not exceed 10% of the Fund’s net assets.  In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 5% of the Fund’s net assets.

The term of a GIC will be one year or less.  In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Repurchase Agreements

Securities held by each Fund may be subject to repurchase agreements.  Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund’s Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  Repurchase agreements involve certain risks in the event of default or insolvency by the other party.  In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral.  Securities subject to repurchase agreements will be held by PNC Advantage Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds currently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds.  If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 5% of the Fund’s total assets.

Illiquid Securities and Liquidity Risk

Each Fund will not knowingly invest more than 5% of the value of its respective total assets in securities that are illiquid.  For purposes of this SAI, an “illiquid security” is defined by the 1940 Act or the rules and regulations thereunder, as may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.  Illiquid securities would generally include securities that are not otherwise readily marketable, repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).

Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase securities that are not registered under the 1933 Act but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act.  Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security.  This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Debt Securities and Obligations

The Institutional Money Market Fund may invest in corporate debt obligations.  In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions.  Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

The Institutional Money Market Fund may also invest in other debt securities which may include:  equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables (CARS) and Certificates of Amortizing Revolving Debts (CARDS); private placements; and income participation loans.  Some of the securities in which a Fund invests may have warrants or options attached.

Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both.  An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments.  An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser will consider whether the Fund should continue to hold the security.  As new fixed income products and securities are developed, the Adviser may invest the Funds’ assets in those opportunities as well.

Asset-Backed Securities

To the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, the Institutional Money Market Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets.  Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments.  For this and other reasons, an asset-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.  In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.  Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.  Mortgage-related securities guaranteed by Government National Mortgage Association (“GNMA”) include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States.  GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development.  GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Federal National Mortgage Association (“FNMA”) include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.  FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-related securities issued by Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”).  Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress.  Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac.  Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due pursuant to its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac.  PNC Advantage Funds cannot predict what legislation, if any, may be proposed in the future in Congress with respect to such sponsorship or which proposals, if any, might be enacted.

The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities.  A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be refinanced at any time making it difficult to anticipate the security’s maturity date.  As a result, under certain prepayment scenarios, a Fund may fail to recover additional amounts paid (i.e. premiums) for securities with higher interest rates, resulting in an unexpected loss; alternatively, a Fund may be forced to hold a mortgage-backed security for a longer period than anticipated at a low interest rate, forcing the Fund to forego the return of its principal when originally expected.  There can be no assurance that a Fund’s estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration.  In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.  Because of this, an investor such as a Fund generally has to reinvest the proceeds of any prepayments at lower interest rates than those of which the assets were previously invested.  Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.  These characteristics may result in a higher level of price volatility for these assets under certain market conditions.  In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

Asset backed securities are generally subject to the risks of the underlying assets.  They may be subject to depreciation, damage or loss of the collateral backing the security (if any) or failure of the collateral to generate the anticipated cash flow.  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities.  Primarily, these securities may not have the benefit of a security interest in the underlying collateral.  Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due.  Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables.  Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

When-Issued Securities

Each Fund may purchase securities on a “when-issued” basis (i.e., for delivery beyond the normal settlement date at a stated price and yield).  A Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities.  In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive.  A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment, marked to market daily.  It is likely that a Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.  Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.

Money Market Instruments

Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers’ acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements and GICs.  Each Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.

Bank obligations include bankers’ acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System.  Bank obligations also include U.S. dollar-denominated bankers’ acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks.  Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.  These bank obligations are not issued by the Federal Deposit Insurance Corporation.  A Fund may also make interest-bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets.  Investment in non-negotiable time deposits is limited to no more than 5% of a Fund’s total assets at the time of purchase.

Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase at least “A-1” by S&P, “Prime-1” by Moody’s, “F1” by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by PNC Advantage Funds’ Board of Trustees.  Investments may also include corporate notes.  In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.  Each Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

Government Securities

The Institutional Treasury Money Market Fund may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations.  Each other Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks (“FHLBs”), Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration.  Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA.  Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation.  No assurance can be given that the U.S. government would provide ongoing or future financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.  Some of these investments may be variable or floating rate instruments.  See “Variable and Floating Rate Instruments”.  The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. Treasury Obligations and Receipts

Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank.  The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.  Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), Liquid Yield Option Notes (“LYONs”), and Certificates of Accrual on Treasury Securities (“CATS”).  TIGRs, LYONs and CATS are interests in private proprietary accounts while TR’s are interests in accounts sponsored by the U.S. Treasury.  The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accrued over the life of the security, and such accrual will constitute the income earned on the security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

Eurodollar and Yankee Obligations

The Institutional Money Market Fund may invest in Eurodollar and Yankee Obligations.  Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks.  Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.  Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks.  One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders.  Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.  However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Institutional Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

Derivative Instruments

Each Fund, with the exception of the Institutional Treasury Money Market Fund, may purchase certain derivative instruments.  Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts and options.

Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives.  The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations ; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based, as even a small investment in derivatives can give rise to leverage risk and can have a significant impact on a Fund’s exposure to securities market values, interest rates or currency exchange rates; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise.  A Fund’s use of derivatives could affect the amount, timing and/or character of distributions to shareholders.  See “Additional Information Concerning Taxes.”  The Funds may not employ any derivative strategies, and no assurance can be given that any strategy used will succeed.  Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

Future government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments. For example, some legislative and regulatory proposals, such as those provided in the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), would, upon implementation, impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Although many provisions of the Dodd-Frank Act will be implemented through future rulemaking (as of the date of this SAI), such provisions may potentially impact a Fund’s ability to use certain derivative instruments.

Securities of Other Investment Companies

Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value (“NAV”) per share based on the amortized cost or penny-rounding method, i.e., money market funds.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.  Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges.  Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

Investing in other investment companies gives rise to the same risks as the underlying securities in which the investment company invests.  Each Fund currently intends to limit its investments in registered investment companies to shares issued by money market funds pursuant to Rule 12d1-1 of the 1940 Act.  If a money market fund offers more than one class of shares, the Funds will only invest in the class with the lowest expense ratio at the time of investment.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Advantage Funds and the PNC Funds, a separate investment company affiliated with PNC Advantage Funds.

Conflict of Interest

A Fund may purchase in the secondary market (i) certain mortgage pass-through securities packaged and/or master serviced by or PNC Bank ( “PNC Bank”) or Midland Loan Services, Inc. (“Midland”) a wholly-owned subsidiary of PNC Bank, or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank or its affiliates. It is possible that under some circumstances, Midland, PNC Bank or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Bank, Midland, or their affiliates.  PNC Bank or its affiliates may make certain representations and warranties relating to the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is inaccurate, then the holders of the mortgage-backed securities could trigger an obligation of PNC Bank or its affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Bank or its affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

INVESTMENT LIMITATIONS AND RESTRICTIONS

Each Fund is subject to a number of investment limitations and restrictions. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (as defined under “Vote of a Majority of the Outstanding Shares”).

No Fund may:

1.     Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

(a)   there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

(b)   wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)   utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)   personal credit and business credit businesses will be considered separate industries.

2.     Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

3.     Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

4.     Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

5.     Invest in commodities, except that as consistent with its investment objective and policies a Fund may:  (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.  For purposes of this investment limitation, “commodities” includes commodity contracts.

6.     Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

With respect to investment limitation No. 3 above, the 1940 Act limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities”, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) for all borrowings.  Should a Fund’s asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.

For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

Except for the Funds’ policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

No Fund may:

1.             Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

2.             Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund’s investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

3.             Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund’s investment objective and policies, (a) this investment limitation shall not apply to a Fund’s transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

4.             Purchase securities of companies for the purpose of exercising control.

5.             Invest more than 5% of its total assets in illiquid securities.

6.             Purchase securities while its outstanding borrowings are in excess of 5% of its total assets.  Securities held in escrow or in separate accounts in connection with a Fund’s investment practices described in the Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

With respect to investment limitation No. 1 above, see “Securities of Other Investment Companies” above for the limitations applicable to each Fund’s investments in other investment companies.

The Funds do not intend to acquire securities issued by the Adviser, Underwriter (as defined in “Additional Purchase and Redemption Information” below) or their affiliates.

NET ASSET VALUE

Valuation of the Funds

PNC Advantage Funds uses the amortized cost method to value shares of the Funds.  Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security.  Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security.  The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates.  Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost.  Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost.  In either instance, if the security is held to maturity, no gain or loss will be realized.

Each Fund invests only in high quality, short-term instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per share, provided that a Fund will not purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act.  Each Fund maintains a dollar-weighted average portfolio maturity of less than 60 days and a weighted average life of less than 120 days.  PNC Advantage Funds’ Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of each Fund for purposes of sales and redemptions at $1.00.  These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of each Fund calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated.  If the Board of Trustees believes that the extent of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, redeeming shares in kind, reducing the number of a Fund’s outstanding shares without monetary consideration, or utilizing a NAV per share determined by using available market quotations.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The sale of the Funds’ shares is facilitated by Professional Funds Distributor, LLC (the “Underwriter”), which has agreed to use appropriate efforts to solicit all purchase orders.  The issuance of shares is recorded on the books of PNC Advantage Funds.  To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor’s financial institution at its principal office or directly to PNC Advantage Funds at PNC Advantage Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9795, Providence, RI 02940-9795.  Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange.  Guarantees must be signed by an authorized signatory and “Signature Guaranteed” must appear with the signature.  An investor’s financial institution may request further documentation from corporations, executors, administrators, Trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

Redemption requests will be processed at the next NAV determined, after a Fund receives your request in good order, less any applicable deferred sales charge.  Good order means that complete information is provided about your sale request.

PNC Advantage Funds may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) upon providing prior notification to the SEC, the PNC Advantage Funds’ Board of Trustees determines that a Fund’s shareholders may suffer material dilution or other unfair results and decides to liquidate the Fund; (d) the SEC has by order permitted such suspension; or (e) an emergency exists as determined by the SEC, as a result of which: (i) disposal by PNC Advantage Funds of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for PNC Advantage Funds to determine the fair market value of its net assets.

Payment for shares of a Fund may, in the discretion of PNC Advantage Funds, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus.  In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

PNC Advantage Funds normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and would be subject to tax on any gain realized upon such sale.

As described in the Prospectus, each Fund’s shares are sold at their NAV to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser.  Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries.  There are no sales charges on the purchase of Institutional, Advisor or Service Shares.

PNC Advantage Funds may authorize certain financial intermediaries to accept, on behalf of PNC Advantage Funds, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders.  In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at a Fund’s NAV per share next determined after such acceptance.  Your financial intermediary is responsible for transmitting accepted orders to PNC Advantage Funds within the time period agreed upon.

ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional U.S. federal tax considerations generally affecting the Funds of PNC Advantage Funds and their shareholders.  The following information supplements and should be read in conjunction with the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.  Potential investors should consult their tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  These authorities are subject to change, possibly with retroactive effect.

Qualification as a Regulated Investment Company

Each Fund is treated as a separate corporation for U.S. federal income tax purposes.  Each Fund has elected to be treated as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code and intends each year to qualify and to be eligible to be treated as such.  As a regulated investment company, a Fund will generally not be subject to U.S. federal income tax on its net investment income and realized capital gains that it distributes to shareholders. In order to qualify for treatment as a regulated investment company, each Fund must, among other things, meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, at the close of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested (x) in the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships.  For purposes of this diversification test, the identification of the issuer (or, in some cases, issuers) of a particular investment can depend on the terms and conditions of that investment, and in some cases, identification of the issuer (or issuers) is uncertain under current law.  The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions.

Third, the Fund must distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gain over net long-term capital loss) and net tax-exempt income, if any, for such year.

Each Fund intends to comply with these requirements.  If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions, or disposing of certain assets.  If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at regular corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

Some portion of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders, provided that such shareholder meets certain holding period and other requirements in respect of the Fund’s shares.  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is afforded special tax treatment.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income (the excess of capital gains over capital losses) for the one-year period ending October 31 of such year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year.  For purposes of the required excise tax distribution, a regulated investment company’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 of that year if the Fund is permitted to elect and so elects) generally are treated as arising on January 1 of the following calendar year.  Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year.  Each Fund intends to make sufficient distributions each calendar year to avoid liability for this excise tax, although there can be no assurance that it will do so.

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income.  Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable year.  Distributions from capital gains are generally made after applying any available capital loss carryforwards.  Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.  If the Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains.

If the Fund incurs net capital losses in taxable years beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration.  Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains to shareholders (taxable to individual shareholders as ordinary income) than would have resulted under the previous regime described above.  The Fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses.  This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

Distributions

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses reduced by utilizable capital loss carryforwards, if any).  Any taxable income, including any net capital gain retained by a Fund, will be subject to tax at the Fund level at regular corporate rates.  In the case of net capital gain, a Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities.  If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.  A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, are generally taxable to shareholders.  If a Fund makes a distribution in excess of its current and accumulated earnings and profits, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income.  Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares.  In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less.  Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gains.  Distributions from capital gains are generally made after applying any available capital loss carryovers.  Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.  The Funds do not expect a significant portion of Fund distributions to be derived from net capital gain.

Sale or Redemption of Fund Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss.  However, it is not expected that any gain or loss will be realized in respect of Fund shares because of the Funds’ policies to maintain their net asset values at a constant $1.00 per share.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.  Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.  However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the shareholder with respect to the shares.  Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.  As noted above, it is not expected that any gain or loss will be realized upon a disposition of Fund shares to the extent the Funds maintain their net asset values at a constant $1.00 per share.

Taxation of Fund Investments

Original Issue Discount and Market Discount

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount.  Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the Fund’s income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.”  Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation.  Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security.  Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price).  A Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.  The rate at which OID or acquisition discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received.  Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so.  These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain dividend than if the Fund had not held such securities.

Foreign Currency Transactions

Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income.  Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

Futures Contracts and other Derivatives Transactions

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code (“section 1256 contracts”).  Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

A Fund’s transactions in derivative instruments (e.g., options, futures contracts and forward currency contracts), as well as any of its other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules).  These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital,, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term.  These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

Book-Tax Differences

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any).  If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.  In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Foreign Taxation.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.  Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund.  This will decrease the Fund’s yield on securities subject to such taxes.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and expects not to be subject to U.S. federal income tax to the extent it distributes its investment income and capital gains to shareholders, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Non-U.S. Shareholders

Absent a specific statutory exemption, dividends other than capital gain dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding.  Distributions properly reported as capital gain dividends and exempt-interest dividends generally are not subject to withholding of U.S. federal income tax (except that exempt-interest dividends may be subject to backup withholding).

For taxable years of a Fund beginning before January 1, 2012, the Funds is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“short-term capital gain dividends”).  This exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation.  The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below.  A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.  The exemption from withholding for interest-related and short-term capital gain dividends will expire for distributions with respect to taxable years of the Fund beginning on or after January 1, 2012, unless Congress enacts legislation providing otherwise.

In the case of shares held through an intermediary, the intermediary could withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.  Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on capital gain dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States or (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of a Fund or to the capital gain dividend the foreign shareholder received (as described below).

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof.  The Funds generally do not expect that they will be USRPHCs or would be USRPHCs but for the operation of certain of the special exceptions referred to above.  Foreign shareholders should consult their tax advisers concerning the special rules regarding USRPIs and USRPHCs.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form).  Foreign shareholders should consult their tax advisers in this regard.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.  The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012.  This rate will expire and the backup withholding rate is 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise].   Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Shareholder Reporting Obligations with Respect to Foreign Financial Assets

Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010.  The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938.  Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended.  Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons.  Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”), beginning in 2014 or 2015, depending on the type of payment.  Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only preliminary guidance with respect to these rules; their scope remains unclear and potentially subject to material change.  Very generally, it is possible that all or a portion of distributions made by a Fund on or after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., capital gain dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS.  Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to their direct and indirect owners, as the Fund requires, to comply with these rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased Through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans.  Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

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TRUSTEES AND OFFICERS

The business and affairs of PNC Advantage Funds are managed under the direction of PNC Advantage Funds’ Board of Trustees in accordance with Delaware law and PNC Advantage Funds’ Agreement and Declaration of Trust.  Information pertaining to the Trustees and officers of PNC Advantage Funds is set forth below.  None of the Trustees are affiliated with the Adviser or its affiliates and none are “interested persons” of PNC Advantage Funds as defined under Section 2(a)(19) of the 1940 Act.  The Trustees and Officers of the Funds are Trustees/Directors and officers of other registered investment companies managed, advised, administered or distributed by the Adviser or its affiliates.  A list of the Trustees and officers of PNC Advantage Funds and a brief statement of their present positions and principal occupations during the past five years are set out below.

Name, Address(1) Age and Date of Birth	Position Held with the Fund and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4)

Dorothy A. Berry—68 Date of Birth: 9/12/43	Trustee Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986.	11 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.

John G. Drosdick— 68 Date of Birth: 8/9/43	Trustee since November 1, 2010; Chairman of the Board and Nominating Committee since June 3, 2011	Retired; —Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products); 2000-2008.	11 registered investment companies consisting of 36 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz company (U.S. —based food company); Director, Lincoln Financial Corporation (financial services) until 2005.

Richard W. Furst — 73 Date of Birth: 9/13/38	Trustee since June 1990	Consultant and Private Investor, Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton College of Business and Economics, University of Kentucky, since 2003.	11 registered investment companies consisting of 36 portfolios	Director, Central Bank & Trust Co.; Director, Central Bancshares; Trustee, Allegiant Funds until 2010.

Dale C. LaPorte — 69 Date of Birth: 1/04/42	Trustee since April 2005; Chairman of the Legal Compliance Committee since May 2009

Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005-2008; Partner, 1974 - 2005 and Chairman of Executive Committee, 2000 — 2004, of Calfee, Halter & Griswold LLP (law firm).

			11 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.

Name, Address(1) Age and Date of Birth	Position Held with the Fund and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(4)

L. White Matthews, III—65 Date of Birth: 10/5/45	Trustee since February 8, 2010; Chairman of the Audit Committee since June 3, 2011

Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003 to 2007; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009 to present; Director (2003 to present) and Chairman (since May 2011) of Imation Corp. (data storage).

			11 registered investment companies consisting of 36 portfolios	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Director, PNC Funds, Inc. until 2010.

Edward D. Miller, M.D.—68 Date of Birth: 2/1/43	Trustee since February 8, 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	11 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.

Name, Address Age and Date of Birth	Position Held with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years

Kevin A. McCreadie(5) Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 51	President Since February 2010

President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.), since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company, 1999-2002.

Jeffrey P. Pruitt(5) 1900 East 9th Street, 15th Floor Cleveland, OH 44114 Date of Birth: 8/30/71 Age: 40	Chief Compliance Officer Since November 2010

Head of Compliance Programs, PNC Capital Advisors, LLC since October 2010; Chief Compliance Officer, Thrivent Financial for Lutherans (“Thrivent”), February 2010 — May 2010; Director of Investment Company Compliance, Thrivent, 2004 — February 2010.

Jennifer E. Spratley(5) Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 2/13/69 Age: 42	Vice President Since March 2010

Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 — September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 - 2007.

Name, Address Age and Date of Birth	Position Held with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years

John F. Kernan(5) 1900 East 9th Street, 14th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 46	Treasurer Since May 2008 (formerly Assistant Treasurer from February 2005 to May 2008)

Senior Vice President and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Vice President, National City Bank, June 2004 — September 2009; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 — 2004.

Savonne L. Ferguson(5) Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 10/31/73 Age: 37	Secretary Since November 2010 (formerly Assistant Secretary from June 2010 to November 2010)

Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (formerly, PNC Capital Advisors, Inc.) since 2010; Vice President, PNC Capital Advisors, Inc. 2007-2009; Assistant Vice President, PNC Capital Advisors, Inc. 2002-2007.

Patrick Glazer(6) 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 44	Assistant Treasurer Since May 2008 (formerly Treasurer from February 2006 to May 2008)	Vice President and Senior Director, Accounting and Administration, BNY Mellon Investment Servicing (US) Inc. since September 2002.

Randi D. Gage(5) 301 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 4/27/59 Age: 52	Assistant Secretary Since February 2011

Vice President and Director, Regulatory Administration, BNY Mellon Investment Servicing (US) Inc. since March 2011; Vice President and Senior Manager, BNY Mellon Investment Servicing (US) Inc., 2009-2011; Assistant Vice President and Manager, BNY Mellon Investment Servicing (US) Inc., 2007-2009; Managing Senior Paralegal, ING USA Annuity and Life Insurance Company, 2003-2007.

(1)          Each Trustee can be contacted by writing to PNC Advantage Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne L. Ferguson.

(2)          Any Trustee may resign at any time by giving written notice to the secretary of the Trust or to the Board of Trustees. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

(3)          The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

(4)          Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Advantage Funds, each Trustee serves as a Trustee of PNC Funds and a Director of the PNC Alternative Investment Funds complex.  Mr. Drosdick serves as Chairman of PNC Funds and the PNC Alternative Investment Funds complex.

(5)          Mmes. Ferguson, Gage and Spratley and Messrs. Kernan, McCreadie and Pruitt also serve as Officers of PNC Funds and PNC Alternative Investment Funds in their same capacities.

(6)          Mr. Glazar also serves as an officer of the PNC Funds in the same capacity.

The information above includes each Trustee’s principal occupation during the last five years or longer if relevant to the Trustee’s qualifications to serve on the Board.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his or her qualifications to serve as a Trustee.  The cumulative background of the Trustees, and the role each plays as a member of a board that collectively possesses the talents needed for the representation of member interests led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Among others, the following attributes were specifically noted in the evaluation of the Trustees: Ms. Berry, an attorney by training, has been an executive in various aspects of the finance and mutual fund industry for more than thirty years.  Mr. Drosdick brings experience as a senior executive of a major corporation and as a director of both commercial and financial companies.  Dr. Furst has substantial academic and professional experience in finance, including serving as an Endowed Professor of Finance and as Dean of the Gatton College of Business and Economics.  Mr. LaPorte, also a lawyer, brings to the Board years of experience counseling business entities of all kinds.  Mr. Matthews has served as the chief financial officer of two large enterprises and brings a significant depth of experience to the Board.  Dr. Miller has demonstrated leadership and management abilities evidenced in his senior executive positions.  In addition, with the exception of Mr. Drosdick, who just recently joined the Board, the Trustees’ previous experience on the Board provides a deep understanding of the issues impacting the shareholders of the Funds.

The Board has appointed an independent Trustee as Chairman of the Board.  The Board has also engaged the Adviser and Co-Administrators to manage and administer the Funds and to retain other service providers, as necessary.  All parties engaged to render services to the Funds are subject to the oversight of the Board.  The Chairman presides at meetings, oversee preparation of meeting agenda, serve as liaison to the third-party service providers and other Trustees and officers and perform such acts and duties as may be permitted by the Trust’s Agreement and Declaration of Trust, Bylaws, policies and governing law.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The designation of the Chairman does not impose on the Chairman any duties, obligations or liability beyond that imposed on such person as a member of the Board generally.  The Board conducts regular quarterly meetings and any such special meetings as are required, either in person or telephonically to ensure the uninterrupted oversight of the management of the Trust.  The Board regularly meets separately from the Adviser and other service providers to consider matters that are scheduled to come before the Board and to meet periodically with the Trust’s Chief Compliance Officer.  As part of its duties, the Board oversees risk relating to the Funds.  Through reports and interactions with the Adviser during and between meetings, the Board monitors various types of risk including, but not limited to, investment risk, operational risk and enterprise risk as well as the operation of the Adviser’s risk management program.  There can be no assurance that all components of risk have been identified by the Board.  The Board relies on professionals, such as the independent registered public accountants and legal counsel, to assist the Trustees in performing their oversight responsibility.  The Board has established the committees described below, and may establish ad hoc committees from time to time to assist the Board in fulfilling its oversight responsibilities.  The Board believes that its leadership structure is appropriate because it enables the Board to exercise informed and independent judgment over matters under its purview by the delegation of responsibility among committees of the Board and frequent communications with professionals retained to serve the Funds, including the Adviser, legal counsel, financial and accounting professionals and compliance personnel, all of whom enhance the Board’s oversight.

Any officers of the Trust shall be appointed by the Board, or to the extent permitted by the Board, the president, and each shall serve at the pleasure of the Board, or to the extent permitted by the Board, at the pleasure of the President, subject to the rights, if any, of an officer under any contract of employment.  Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed, either with or without cause, by the Board at any regular or special meeting of the Board, or, to the extent permitted by the Board, by the President.  Any officer may resign at any time by giving written notice to the Trust.  Such resignation shall take effect upon receipt unless specified to be effective at some later time, and unless otherwise specified in such notice, the acceptance of the resignation shall not be necessary to make it effective.  Any resignation is without prejudice to the rights, if any, of the Trust under any contract to which the officer is a party.

The Trust’s Board has formed three committees: an Audit Committee, a Nominating Committee, and a Legal Compliance Committee. Each Committee is composed of the Trust’s six Trustees, Dorothy A. Berry, John G. Drosdick, Richard W. Furst, Dale C. LaPorte, L. White Matthews, III and Edward D. Miller, M.D.

The Audit Committee generally oversees PNC Advantage Funds’ accounting and financial reporting process.  Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the PNC Advantage Funds’ Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of PNC Advantage Funds’ internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of PNC Advantage Funds’ financial statements.  The Chairman of the Audit Committee is L. White Matthews, III and Ms. Berry and Messrs. Furst and Matthews serve as the Audit Committee Financial Experts.  The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.

The function of the Nominating Committee is to identify qualified candidates for election to the Board using a variety of means as it determines are necessary or appropriate, including recommendations of shareholders or members, as described below.  The Committee may also solicit recommendations from current and former Trustees/Directors, management or others who may be familiar with qualified candidates.  The Committee may, in its sole discretion, retain and terminate any search firm (and approve such search firm’s fees and other retention terms) to assist in the identification of candidates.  In considering candidates for Trustee/Director nominee, the

Committee shall give due consideration to the overall Board balance of diversity of skills, perspectives, backgrounds and experiences.  The Nominating Committee met once during the last fiscal year.

The Nominating Committee is responsible for identifying and recommending qualified candidates for election to the Board.  The Committee shall accept and review shareholder nominations for Trustees who are not “interested persons” of PNC Advantage Funds as defined under Section 2(a)(19) of the 1940 Act.  The Nominating Committee will evaluate the nominees’ qualifications for Board membership and their independence from the Trust’s investment adviser and other principal service providers.  Specific qualifications will be based on the needs of the Board at the time of the nomination.  A shareholder nomination for Trustee may be submitted to the Trust by sending the nomination to the Trust’s Secretary at Two Hopkins Plaza, Baltimore, MD 21201 with the following information:

•                  Shareholder’s name, the fund name and number of fund shares owned and length of period held;

•                  Name, age and address of candidate;

•                  A detailed resume describing, among other things, the candidate’s educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

•                  Number of fund shares owned by the candidate and length of time held;

•                  A supporting statements which (i) describes the candidate’s reasons for seeking election to the Board of Trustees and (ii) documents his/her ability to satisfy the director qualifications described in the board’s policy; and

•                  A signed statement from the candidate confirming his/her willingness to serve on the Board of Trustees.

The Secretary will submit all nominations to the Committee.  The Committee shall assess shareholder nominees in the same manner it reviews its own nominations.  The Chairman of the Nominating Committee is John G. Drosdick.  The Nominating Committee met one time during the fiscal year ended March 31, 2011.

The Legal Compliance Committee includes all Independent Trustees.  The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser.  The Chairman of the Legal Compliance Committee is Dale C. LaPorte.  The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.

Trustee Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each Trustee in the PNC Funds and the PNC Advantage Funds fund family in the aggregate as of December 31, 2010.

INDEPENDENT TRUSTEES

Name of Trustee/Fund	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Portfolios of the Fund Complex Overseen by Trustee
Dorothy A. Berry		$50,001 - $100,000
Government Mortgage Fund	$50,001 - $100,000
Richard W. Furst		Over $100,000
Large Cap Core Equity Fund	$10,001 - $50,000
S&P 500 Index Fund	$10,001- $50,000
Large Cap Value Fund	$10,001 - $50,000
Mid Cap Value Fund	$10,001 - $50,000
Multi-Factor Small Cap Value Fund	$10,001 - $50,000
Intermediate Bond Fund	$50,001 - $100,000
Limited Maturity Bond Fund	$10,001 - $50,000

Total Return Advantage Fund	Over $100,000
Ultra Short Bond Fund	$10,001 - $50,000
Treasury Money Market Fund	$1 - $10,000
Dale C. LaPorte		Over $100,000
Money Market Fund	Over $100,000
S&P 500 Index Fund	$10,001 - $50,000*
International Equity Fund	$10,001 - $50,000*
Large Cap Value Fund	$10,001 - $50,000*
Mid Cap Value Fund	$10,001 - $50,000*
Multi-Factor Small Cap Core Fund	$10,001 - $50,000*
Multi-Factor Small Cap Growth Fund	$10,001 - $50,000*
Multi-Factor Small Cap Value Fund	$10,001 - $50,000*
Edward D. Miller		Over $100,000
S&P 500 Index Fund	$50,001 - $100,000
Ultra Short Bond Fund	$50,001 - $100,000

(1)   Includes the value of shares beneficially owned by each Trustee in each Fund as of December 31, 2010.

*      Dollar amounts include ownership interest held by Trustees through deferred compensation plan.

As of September 13, 2011, the Trustees and officers of PNC Funds as a group owned beneficially less than 1% of each class of the outstanding shares of each of the funds, and less than 1% of the outstanding shares, in the aggregate, of all of the funds of PNC Funds.

Certain Interests of Independent Trustees

A number of Independent Directors serve on the boards of other companies that are not affiliated with the Fund or the Manager.  Those companies may, from time to time, engage in non-routine banking transactions with PNC Bank, N.A. (“PNC Bank”), the parent company to the Adviser.  The Independent Directors have no personal interest in the transactions and may only be aware of them in their capacity as board members of such companies.  The general nature of the transactions is described briefly below.

PNC Bank participates in a lending syndicate that extends a line of credit, in the ordinary course of business, to Invacare Corporation (“Invacare”), a company of which Mr. LaPorte is a director.  As of December 31, 2010, PNC Bank’s total obligation as part of the syndicate is limited to 13.75% of the total value of the line of credit extended to Invacare.  As of December 31, 2010, the PNC Bank portion of the balance outstanding was approximately $33 million.  In addition, Invacare utilizes PNC Bank for certain treasury management and capital markets services, for which the bank receives customary fees and expenses.

Mr. Drosdick serves on the Board of Trustees of the Philadelphia Museum of Art, which has a $25 million revolving line of credit with PNC Bank. As of December 31, 2010, the balance on the line of credit was $0. In addition, Mr. Drosdick serves as a director for United States Steel Corporation (“U.S. Steel”). PNC Bank participates in a syndicate that provides a $750 million credit facility to U.S. Steel. As of the end of 2010, PNC Bank was responsible for $66.7 million under the credit facility, which will expire on May 11, 2012. There was a $0 balance as of December 31, 2010. PNC Bank is further responsible for $250 million of purchase commitments under a Receivables Purchase Agreement, with $0 outstanding as of December 31, 2010. Finally, PNC Bank is obligated for $66 million under a Reimbursement Agreement for Standby Letters of Credit, all of which are fully collateralized. Mr. Drosdick also serves on the board of H. J. Heinz Company (“H.J. Heinz”), which has $90,000,000 in outstanding lines of credit for which PNC Bank is responsible as a participant in a syndicate. There was $0 outstanding as of December 31, 2010. In addition, PNC Bank is responsible for $175,000,000 of purchase commitments for which $118,700,000 was outstanding on December 31, 2010. Both U.S. Steel and H.J. Heinz engage in various commercial and/or investment banking activities (including short term loans and cash management programs) with PNC Bank, for which the bank receives customary fees and expenses. Lastly, Mr. Drosdick serves on the board of the Merion Golf Club, which has lines of credit with PNC Bank totaling $1.5 million. As of December 31, 2010, there was $989,319 balance outstanding.

Board Compensation

Effective January 1, 2010, each Trustee receives an annual fee of $45,000, plus $3,000 for each Board meeting attended in person, and such amount, up to a maximum of $2,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee.  Prior to January 1, 2010, each Trustee received an annual fee of $40,000, plus $4,000 for each combined Board meeting attended in person.  The Chairman of the Board receives an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities.

The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the “Plan”).  Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by PNC Advantage Funds in the shares of one or more portfolios of PNC Advantage Funds and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments.  Distributions are generally of equal installments over a period of 2 to 15 years.  The Plan will remain unfunded for federal income tax purposes under the Code.  Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate PNC Advantage Funds to retain any Trustee or pay any particular level of compensation.

The table below summarizes the compensation for each of the Trustees of PNC Advantage Funds for the fiscal year ended May 31, 2011.

Name of Person, Position	Aggregate Compensation from PNC Advantage Funds	Pension or Retirement Benefits Accrued as Part of PNC Advantage Funds’ Expense	Total Compensation from PNC Advantage Funds and Fund Complex

INDEPENDENT TRUSTEES

John R. Murphy Co-Chairman and Trustee(1)	$9,159	$0	$155,750

Robert D. Neary, Co-Chairman and Trustee(1)	$9,280	$0	$157,750

Dorothy A. Berry, Trustee*	$7,341	$0	$124,500

Name of Person, Position	Aggregate Compensation from PNC Advantage Funds		Pension or Retirement Benefits Accrued as Part of PNC Advantage Funds’ Expense	Total Compensation from PNC Advantage Funds and Fund Complex

Kelley J. Brennan, Chairman of the Audit Committee and Trustee(2)	$7,250		$0	$123,000

John G. Drosdick, Chairman of the Board and Trustee*(3)	$4,705		$0	$79,500

Richard W. Furst, Trustee*	$7,341		$0	$116,750

Dale C. LaPorte, Trustee*	$7,341		$0	$124,500	(5)

L. White Matthews, III, Chairman of the Audit Committee and Trustee*(4)	$7,341		$0	$124,500

Edward D. Miller, M.D. Trustee*	$7,341	(5)	$0	$107,500	(5)

(1) Messrs. Murphy and Neary retired from the Board effective June 2, 2011.

(2)Mr. Brennan resigned from the Board effective May 3, 2011.

(3) Mr. Drosdick became a Trustee of PNC Advantage Funds effective November 1, 2010 and became Chairman of the Board effective June 3, 2011.

(4) Mr. Matthews became Chairman of the Audit Committee effective June 3, 2011.

(5)This amount also represents the total amount of deferred compensation accrued during the fiscal year ended May 31, 2011.  As of May 31, 2011, total deferred compensation payable to Messrs. Miller and LaPorte amounted to $135,775.17 and $212,490.59, respectively.

* Each Trustee also serves as a Trustee of PNC Funds and also serves as a Director of the PNC Alternative Investment Funds complex.

Code of Ethics

PNC Advantage Funds and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.

Shareholder and Trustee Liability

Consistent with the Delaware Statutory Trust Act, PNC Advantage Funds’ Agreement and Declaration of Trust provides that shareholders of the Funds will not be subject in such capacity to any personal liability whatsoever to any person in connection with property of the Funds or the acts, obligations or affairs of the Funds.  Shareholders of the Funds will have the same limitation of personal liability as is extended to stockholders of corporations organized under Delaware law.  The Agreement and Declaration of Trust provide that no Trustee or officer of PNC Advantage Funds shall be subject in such capacity to any personal liability whatsoever to any person, save only liability to the Funds or their shareholders for any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing for such Trustee’s or officer’s own willful misfeasance, bad faith, gross negligence or reckless disregard for such Trustee’s or officer’s duty to such person; and, subject to the foregoing exception, all such persons shall look solely to the property of the Funds for satisfaction of claims of any nature arising in connection with the affairs of the Funds.  If any shareholder, Trustee or officer of PNC Advantage Funds is made party to any suit or proceeding to enforce any such liability, subject to the foregoing exception (in the case of Trustees and officers), such shareholder, Trustee or officer shall not, on account thereof, be held to any personal liability.

ADVISORY, ADMINISTRATION, UNDERWRITING, CUSTODIAN
SERVICES AND TRANSFER AGENCY AGREEMENTS

Advisory Agreement

The Adviser serves as investment adviser to the Funds pursuant to the Advisory Agreement dated January 4, 2010.  The Adviser is an indirect wholly owned subsidiary of PNC Bank which, in turn, is wholly owned by PNC, a bank holding company and financial holding company with headquarters in Pittsburgh, Pennsylvania.  As of June 30, 2011, the Adviser managed approximately $33.6 billion in assets.  Prior to September 30, 2009, Allegiant Asset Management served as investment adviser to the Funds.  The Adviser is located at Two Hopkins Plaza, Baltimore, Maryland 21201.

For services performed under the Advisory Agreement, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly, at the following rates:

Fund	Contractual Advisory Fee as a Percentage of Net Assets

Institutional Government Money Market Fund	0.15%
Institutional Money Market Fund	0.15%
Institutional Treasury Money Market Fund	0.15%

From time to time, the Adviser may voluntarily waive fees or reimburse PNC Advantage Funds for expenses.  Allegiant Asset Management, while serving as investment adviser to the Funds, could also voluntarily waive fees or reimburse PNC Advantage Funds for expenses as more fully explained in the Prospectus.  As described in the Prospectus, the Adviser has voluntarily agreed to waive Shareholder Servicing Fees for the Funds, so that the Funds shall bear no expenses related to such Fees.  Additionally, the Adviser has voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield for each of the Funds.  These voluntary fee waivers and expense reimbursements may be changed or terminated by the Adviser at any time.  During the last three fiscal years, PNC Advantage Funds incurred advisory fees, net of fee waivers, as set forth below:

Fund	2011	2010	2009

Institutional Government Money Market Fund	$(80,787)	$(34,792)	—	*
Institutional Money Market Fund	$1,085,384	$1,991,649	$3,106,068
Institutional Treasury Money Market Fund	$(79,009)	$(36,404)	—	*

*      Not in operation during the period.

During the last three fiscal years, advisory fees were waived as set forth below:

Fund	2011	2010	2009

Institutional Government Money Market Fund	$123,631	$49,774	—	*
Institutional Money Market Fund	$329,556	$394,544	$477,857
Institutional Treasury Money Market Fund	$126,064	$51,139	—	*

*      Not in operation during the period.

Subject to the supervision of PNC Advantage Funds’ Board of Trustees, the Adviser provides a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund.  The Adviser determines from time to time what securities and other investments will be purchased, retained or sold by each Fund.  The Adviser provides the services under the Advisory Agreement in accordance with each Fund’s investment objective, policies, and restrictions as stated in the Prospectus and resolutions of PNC Advantage Funds’ Board of Trustees applicable to each Fund.

As discussed in the Prospectus, the Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace sub-advisers and materially amend existing sub-advisory agreements without shareholder approval.

The Adviser places orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer.  In selecting brokers or dealers for executing portfolio transactions, the Adviser uses its best efforts to seek on behalf of PNC Advantage Funds and each Fund the best overall terms available.  In assessing the best overall terms available for any transaction the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to each Fund and/or other accounts over which the Adviser or any affiliate of either of them exercises investment discretion.  The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for each Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.

In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Underwriter (or any other principal underwriter to PNC Advantage Funds) or an affiliated person of either PNC Advantage Funds, the Adviser, a sub-adviser, or the Underwriter (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules.  In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of PNC Advantage Funds and its other clients where such aggregation is not inconsistent with the policies set forth in PNC Advantage Funds’ registration statement.  In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and such other clients.  The Adviser will maintain all books and records with respect to the securities transactions for the Funds and furnish to PNC Advantage Funds’ Board of Trustees such periodic and special reports as the Board may request.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by PNC Advantage Funds in connection with the performance of the Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

Unless sooner terminated, the Advisory Agreement continues in effect for an initial period of up to two years after its approval and will continue in effect from year to year thereafter, subject to annual approval by PNC Advantage Funds’ Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose.  The Advisory Agreement may be terminated by PNC Advantage Funds or the Adviser on 60 days’ written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.

Approval of Advisory Agreement

A discussion regarding the basis for the Board’s approval of the Advisory Agreement dated January 4, 2010 is available in the Semi-Annual Report to Shareholders for the period ended November 30, 2009.

Proxy Voting Policies and Procedures

PNC Advantage Funds is required to disclose information concerning the Funds’ proxy voting policies and procedures to shareholders.  The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by each Fund.  The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by PNC Advantage Funds, and which are found in Appendix B.   Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval.  Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-364-4890 and (2) on the SEC’s website at http://www.sec.gov.

Administration and Accounting Services

PNC Advantage Funds has entered into a Co-Administration and Accounting Services Agreement dated June 30, 2010 (the “Co-Administration Agreement”) with BNY Mellon Investment Servicing and the Adviser (together with BNY Mellon Investment Servicing, the “Co-Administrators”), pursuant to which BNY Mellon Investment Servicing and the Adviser have agreed to serve as Co-Administrators to PNC Advantage Funds.

The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to PNC Advantage Funds under the Co-Administration Agreement.  The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by PNC Advantage Funds in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from intentional misconduct, bad faith or negligence on the part of the Co-Administrators in the performance of their duties. The Co-Administration Agreement also provides that it creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

BNY Mellon Investment Servicing is a wholly owned subsidiary of BNY Mellon.  The Adviser is an indirect wholly owned subsidiary of PNC.

Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to each Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of each Fund.

During the last three fiscal years ended May 31, 2011, 2010 and 2009, PNC Advantage Funds paid to the Co-Administrators, administration fees, net of fee waivers, as set forth below:

Fund	2011	2010	2009

Institutional Government Money Market Fund	$29,718	$8,097	—	*
Institutional Money Market Fund	$241,650	$246,551	$305,255
Institutional Treasury Money Market Fund	$30,367	$8,096	—	*

*      Not in operation during the period.

During the last three fiscal years ended May 31, 2011, 2010 and 2009, co-administration fees were waived as set forth below:

Fund	2011	2010	2009

Institutional Government Money Market Fund	$0	$5,632	—	*
Institutional Money Market Fund	$0	$0	$0
Institutional Treasury Money Market Fund	$0	$5,450	—	*

*      Not in operation during the period.

Underwriter

The Underwriter acts as principal underwriter for the Funds’ shares pursuant to its Distribution Agreement with PNC Advantage Funds.  The Underwriter has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406.  Shares are sold on a continuous basis.  The Underwriter will use all reasonable efforts in connection with distribution of shares of PNC Advantage Funds.

Unless otherwise terminated, the Distribution Agreement between PNC Advantage Funds and the Underwriter continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of PNC Advantage Funds, or the vote of a majority of the outstanding voting securities of PNC Advantage Funds, and (ii) the vote of a majority of those Trustees of PNC Advantage Funds who are not parties to the Distribution Agreement or interested persons of any such party (“Qualified Trustees”), cast in person at a meeting called for the purpose of voting on the approval.  The Distribution Agreement shall automatically terminate in the event of its assignment.  In addition, the Distribution Agreement may at any time be terminated by the Underwriter, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of PNC Advantage Funds upon not less than sixty days prior written notice to the other party.

The Underwriter was not paid commissions on sales of Advisor and Service Shares during the last three fiscal years.

Custodian Services and Transfer Agency Agreements

The Bank of New York Mellon, with offices at One Wall Street, New York, NY 10286, serves as custodian (the “Custodian”) to PNC Advantage Funds pursuant to an Amended and Restated Custodian Services Agreement dated June 30, 2010.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

BNY Mellon Investment Servicing, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds pursuant to a Transfer Agency and Service Agreement dated June 30, 2010.  As part of these services, BNY Mellon Investment Servicing maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.

SHAREHOLDER SERVICES PLANS

PNC Advantage Funds has implemented Shareholder Services Plans with respect to the Funds’ Advisor Shares and Service Shares (the “Services Plans”) pursuant to which PNC Advantage Funds may enter into agreements with financial institutions, broker-dealers, or other industry professionals, such as investment advisers, accountants, and estate planning firms pertaining to the provision of shareholder administrative services to their customers who are the beneficial owners of a Fund’s Advisor Shares or Service Shares in consideration for a fee, computed daily and paid monthly in the manner set forth in the Service Plans at the annual rate of up to .10% for the Advisor Shares and at the annual rate of up to 0.25% for the Service Shares.

Services under the Services Plans may include:

(i)	aggregating and processing purchase and redemption requests for Advisor Shares and placing net purchase and redemption orders with the Underwriter or Transfer Agent;

(ii)	providing clients with a service that invests the assets of their accounts in Advisor Shares pursuant to specific or pre-authorized instructions;

(iii)	processing dividend payments from the Funds and assisting clients in changing dividend options, account designations and addresses;

(iv)	providing information periodically to show clients their positions in Advisor Shares;

(v)	arranging for bank wires;

(vi)	responding to client inquiries relating to the services performed by the financial intermediary;

(vii)	providing subaccounting with respect to Advisor and Service Shares beneficially owned by clients;

(viii)

if required by law, forwarding or causing to be forwarded shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution, and tax notices) to clients; and

(ix)

providing such other similar services as PNC Advantage Funds may reasonably request to the extent permissible under applicable statutes, rules, or regulations. Upon request, provide clients a schedule of any fees that may be charged to them by the financial intermediary relating to the investment of their assets in Advisor or Service Shares.

Servicing Agreements between PNC Advantage Funds and financial institutions are terminable, without penalty, at any time by PNC Advantage Funds (which termination may be by vote of a majority of the Trustees) or by the financial institution upon notice to PNC Advantage Funds.

PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds.  The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved.  Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price.  Transactions on stock exchanges involve the payment of negotiated brokerage commissions.  There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

For the last three fiscal years, the Funds did not pay brokerage commissions.

While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction.  Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders.  Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers.  Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds.  Such research services may include research reports on companies; industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services.  Nevertheless, research services are only one of many factors considered in selecting broker-dealers.  Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds.  Such information may be useful to the Adviser in serving both the Funds and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligation to the Funds.

Portfolio securities will not be purchased from or sold to PNC Advantage Funds’ Adviser, Underwriter, or any “affiliated person” (as such term is defined under the 1940 Act) with any of them acting as principal, except to the extent permitted by the SEC.  In addition, a Fund will not give preference to the Adviser’s affiliates with respect to such transactions, securities, savings deposits and repurchase agreements.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers.  The value of each Fund’s aggregate holdings of securities of its regular broker-dealers as of May 31, 2011 is as follows:

Fund	Issuer	Value of Fund’s Aggregate Holdings of Issuer

Institutional Government Money Market Fund		N/A

Institutional Money Market Fund	Goldman Sachs & Co.	$50,000,000
	Deutsche Bank Securities, Inc.	$30,000,000
	Credit Suisse Securities	$20,997,000
	Bank of America LLC	$20,000,000
	Royal Bank of Scotland	$20,000,000
	Barclays Bank PLC	$19,995,000
	JP Morgan-Chase & Co.	$9,997,000
	UBS Securities LLC	$9,000,000

Institutional Treasury Money Market Fund		N/A

The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser’s affiliates.  In making investment decisions for the Funds, the Adviser’s personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds’ accounts are customers of the commercial departments of any of the Adviser’s affiliates.

Investment decisions for a Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser.  Such other funds, investment companies and accounts may also invest in the same securities as a Fund.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Fund.  In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or advisory clients.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 111 South Wacker Drive, Chicago, Illinois 60606-4301, serves as the Independent Registered Public Accounting Firm for the Funds.  The independent registered public accounting firm provides services including (i) audits of the annual financial statements; and (ii) assistance and consultation in connection with SEC filings on behalf of the Funds.  The financial highlights for the Funds included in the Prospectus and the financial statements for the Funds contained in the PNC Advantage Funds’ 2011 Annual Report, are incorporated by reference into this SAI and were audited by Deloitte & Touche LLP.

COUNSEL

Ropes & Gray LLP, with offices at 800 Boylston Street, Boston, Massachusetts 02199-3600, is counsel to PNC Advantage Funds.  Schiff Hardin, LLP with offices at 1666 K Street, NW, Washington, DC 20006, is counsel to the Independent Trustees.  Greenberg Traurig, LLP, with offices at 1007 North Orange Street, Suite 1200, Wilmington, Delaware 19801, acts as special Delaware counsel for PNC Advantage Funds with respect to certain matters under Delaware law.

PERFORMANCE INFORMATION

Yields for the Funds

Yields for the Funds are computed by:  (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)).  The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges.  For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund’s mean (or median) account size.  The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

Total Return Quotations

Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Funds immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in a Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

ADDITIONAL INFORMATION

Description of Shares

PNC Advantage Funds is a Delaware statutory trust.  PNC Advantage Funds’ Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any issued or unissued shares of Allegiant Advantage into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.  Any such classification or reclassification will comply with the provisions of the 1940 Act.  Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectus, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectus:

Institutional Government Money Market Fund:	Institutional Shares
Advisor Shares
Service Shares

Institutional Money Market Fund:	Institutional Shares
Advisor Shares
Service Shares

Institutional Treasury Money Market Fund:	Institutional Shares
Advisor Shares
Service Shares

PNC Advantage Funds’ shares have no pre-emptive rights and only such conversion or exchange rights as the Board of Trustees may grant in their discretion. When issued for payment, as described in the Prospectus, a Fund’s shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of PNC Advantage Funds or an individual fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund at a proportionate distribution based on the relative asset values of the respective Fund, of any general assets of PNC Advantage Funds not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities in an investment company such as PNC Advantage Funds shall not be deemed to have been effectively acted upon unless approved by holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund will be deemed to be affected by a matter, unless it is clear that the interest of each Fund in the matter is substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of PNC Advantage Funds voting without regard to a particular fund.

Shareholders are entitled to one vote for each full Share and a fractional vote for each fractional Share held by such shareholder.  Shareholders shall not be entitled to cumulative voting in the election of Trustees or on any other matter.

PNC Advantage Funds does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. PNC Advantage Funds’ bylaws provide that a meeting of shareholders for the purpose of electing Trustees may also be called by the chairperson of the Board of Trustees, or shall be called by the president or any vice president of the Trust, upon written request of shareholders holding not less than 10% of the outstanding shares of PNC Advantage Funds entitled to vote, provided that the shareholders requesting such meeting shall have paid the Trust the reasonable estimated cost of preparing and mailing the notice thereof, which an authorized officer of the Trust shall determine and specify to such shareholders.

PNC Advantage Funds’ Agreement and Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their NAV and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their NAV; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of PNC Advantage Funds if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their NAV or converted into shares of another class of PNC Advantage Funds’ shares at their NAV. However, the exercise of such authority by the Board of Trustees may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

Vote of a Majority of the Outstanding Shares

As used in this SAI, “vote of a majority of the outstanding shares” of PNC Advantage Funds or a Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of:  (a) 67% or more of the votes of shareholders of PNC Advantage Funds or a Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of PNC Advantage Funds or a Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of PNC Advantage Funds or a Fund.

MISCELLANEOUS

Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.  Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares outstanding cast in person or by proxy at a meeting called for that purpose, or by a written declaration signed by the shareholders voting not less than two-thirds of the shares then outstanding.

As of September 1, 2011, the following persons owned of record, or are known by the Funds to own beneficially, 5 percent or more of any class of the outstanding shares of the Funds of PNC Advantage Funds:

FUND NAME AND CLASS/ SHAREHOLDER	SHARES OUTSTANDING	PERCENTAGE

ADVANTAGE INSTITUTIONAL MONEY MARKET ADVISOR SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	102,086,095.760	59.5%

PNC TREASURY MANAGEMENT CASH SWEEP FBO PNC CASH SWEEP CLIENTS ATTN: MICHAEL HOULIHAN PITTSBURGH PA 15222-2722	59,299,886.220	34.5%

ADVANTAGE INSTITUTIONAL MONEY MARKET INSTITUTIONAL SHARES

SAXON & CO PHILADELPHIA PA 19153-3111	552,409,781.890	73.2%

BNY OCS NOMINEES LTD EAST SYRACUSE NY 13057-1381	122,942,060.570	16.2%

ADVANTAGE INSTITUTIONAL MONEY MARKET SERVICE CLASS

PROFESSIONAL FUNDS DISTRIBUTOR LLC KING OF PRUSSIA PA 19406-1212	10.000	100.0%

ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET ADVISOR SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	2,601,431.340	99.9%

ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET INSTITUTIONAL SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	21,843,095.190	59.2%

PNC INVESTMENT CORP WILMINGTON DE 19801	15,006,600.370	40.7%

ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET SERVICE CLASS

SAXON & CO PHILADELPHIA PA 19182-0001	2,191,053.580	99.9%

ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET ADVISOR SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	1,509,045.390	99.9%

ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET INSTITUTIONAL SHARES

SAXON & CO PHILADELPHIA PA 19182-0001	64,540,949.120	81.1%

PNC GOVERNMENT MONEY MARKET FUND CLEVELAND OH 44114-2332	15,015,784.020	18.8%

ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET SERVICE CLASS

PROFESSIONAL FUNDS DISTRIBUTOR LLC KING OF PRUSSIA PA 19406-1212	10.000	100.0%

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as having significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — Obligations are in payment default.  This rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” -  Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high),” few entities are strong enough to achieve this rating.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree.  Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of satisfactory credit quality.  The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category.  Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry.  Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit.  However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative.  While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control.  Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” — Short-term debt rated R-4 is speculative.  R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear.  Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity.  Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low.  The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” — Short-term debt rated R-5 is highly speculative.  There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity.  In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Obligations rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB,” but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligator’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.  Please see Standard & Poor’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA”  ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“D” — indicates an issuer that in Fitch ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the issuer or issue in question.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity.  The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance.  Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” — Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high.  In many cases they differ from long-term debt rated “AAA” only to a small degree.  Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” — Long-term debt rated “A” is of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities.  While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” — Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.  Entities in the “BB” range typically have limited access to capital markets and additional liquidity support.  In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” — Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” — Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.”  Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” — A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future.  In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation.  Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes maturing beyond three years will most likely receive a long-term debt rating.  The following considerations will be used in making that assessment:

•  Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•  Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions.  Nor is it a comment regarding an issue’s market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

PNC Capital Advisors, LLC

SECTION 401.6 PROXY VOTING POLICY AND PROCEDURES

September 30, 2009

Amended October 22, 2010

The purpose of these proxy voting policy and procedures is to ensure that PNC Capital Advisors, LLC (“PCA”) fulfills its responsibility to clients in connection with the voting of proxies. PCA views the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in securities prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors, and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

New Account Procedures

When client has delegated proxy-voting authority to PCA under the investment agreement (or other written agreement), PCA will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that PCA vote in accordance with such client’s proxy voting policy and provides this proxy voting policy to PCA, PCA will vote as instructed. In the event a contract is silent on the matter, PCA should get written confirmation from such client as to its preference, where possible. PCA will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.

Proxy Handling Procedures

With respect to those proxies for which PCA has authority to vote, such votes will be determined by a proxy voting committee (the “Committee”). This Committee shall include representatives from investment, credit and compliance teams.  The Committee will meet no less frequently than quarterly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a majority of the voting members are present, such meetings may take place in person and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.

The Committee will appoint one or more Proxy Administrators to assist in the administration of proxy material and record the minutes of the Committee meeting. PCA is authorized to engage the services of a proxy voting service (the “Service”) to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.

The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service’s recommendations with respect to such issues. “Routine Matters” are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as Exhibit A (the “Guidelines”) with a specific recommendation as to how to vote (e.g., “for”, “against” or as “recommended by management”). “Refer Items” are those issues in the proxy statement for which the Guidelines are silent, or for where the Guidelines state that the item is to be decided on a case-by-case basis.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee’s quarterly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee’s instructions.

(1) Authority to Vote Proxies

The Committee adopts the Guidelines, attached hereto as Exhibit A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Refer Items will be voted in accordance with the instructions of the Committee. The Committee will decide Refer Items by majority vote of the Committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.

In the event that PCA has agreed in writing to vote proxies on behalf of a client in accordance with the client’s proxy voting guidelines, the client guidelines will be followed.

The Committee will document the rationale for its vote in its minutes for all Refer Items. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Refer Items, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:

• Publicly available information

• Research provided by the Service

• Industry practices

• Any special circumstances relating to the company

• Advice from portfolio managers or investment professionals

• Advice from legal counsel

• Market conditions

• Industry trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders. In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:

• the proxy is written in a language other than English and no translation has been provided;

• the proxy require overseas travel in order to vote; or

• securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are de minimus when compared to the company’s total outstanding shares.

(2) Conflicts of Interest

A conflict of interest occurs when the interests of PCA, its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee seeks to avoid all situations that might lead to a real or apparent material conflict between (i) the interests of PCA, its affiliates, the interest of their employees, officers and directors, and (ii) the Committee’s proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the PCA, including Committee members, responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee’s independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. PCA and the Committee members have the responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest.  This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.  Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations.  For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which and affiliate of PCA provides services, the affiliate’s relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate’s annual revenue.

Identification of Conflicts of Interest:  Proxies required to be voted with respect to PCA’s publicly-traded affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to PCA’s investment company clients, conflicts may arise involving investment adviser. In such cases PCA will follow the Guidelines described herein, including the procedures for handling conflicts of interest.

In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Refer Item, the Committee may vote such matter in accordance with the recommendation of the Service.

Any attempt by any employee, officer, or director of PCA or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of PCA’s Code of Ethics and shall be reported by the Committee to the The PNC Financial Services Group, Inc. Corporate Ethics Office.

In the event that a Committee member has a conflict of interest that would impair his or her independence or judgment in deciding how to vote, such member should recuse himself or herself from the Committee’s consideration of a particular proxy issue. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether Committee members may have conflicts of interests that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of PCA, its affiliates, the interest of their employees, officers and directors and (ii) the Committee’s proxy-voting responsibilities. This may include requesting that employees and officers of PCA and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.

(3) Review of Policy

This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with PCA’s fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission.

(4) Procedure for Verifying Independence of Proxy Voting Service

1.  The Committee shall annually review the services provided by the Service and any other proxy voting and recording service providers (“proxy service providers”) retained by PCA.  The Committee shall conduct such review with a view to determining whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of PCA’s clients.  Among the actions which the Committee may undertake in making such an assessment are:

a.  Review of a proxy service provider’s conflict management procedures and assessment of effectiveness of the implementation of such procedures;

b.  Review of a proxy service provider’s Form ADV, if applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and

c.  Inquiries to, and discussions with, representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.

On an annual basis, the Proxy Voting Administrators shall request from the proxy voting service engaged by PCA (the “Service”) the following items:

•                  A copy of the Service’s written policies and procedures in place to guard against any conflicts of interest;

•                  A copy of the SAS 70(1) prepared by an independent public accounting firm regarding the Service.

In cases where the Committee has concerns that a proxy service provider’s relationship with an issuer many engender conflicts of interests with respect to the proxy voting recommendations made by the proxy service provider, the Committee may request from the proxy service provider information concerning the proxy service provider’s relationship with the issuer.

(5) Recordkeeping

PCA shall retain records relating to the voting of proxies, including:

a. A copy of this Proxy Voting Policy and Procedures.

b. A copy of each proxy statement received by PCA regarding portfolio securities in PCA client accounts.

c. A record of each vote cast on behalf of a client.

d. A copy of each written client request for information on how PCA voted proxies on behalf of the client account, and

e. A copy of any written response by PCA to the client account.

f.  All minutes of the Committee setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of the Committee material to a proxy voting decision.

PCA shall rely on the proxy statements field on the SEC’s EDGAR system instead of maintaining its own copies of proxy statements.  PCA shall also maintain at the Service records of proxy votes cast on behalf of PCA’s clients provided that the Service provides an undertaking to provide a copy of the documents promptly upon request.

These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of PCA.

(1)  A SAS 70 examination signifies that a service organization has had its controls and security procedures objectives and control activities examined by an independent accounting and auditing firm.

Exhibit A

PNC Capital Advisors, LLC

Summary Proxy Voting Guidelines

Amended September 30, 2009

1. OPERATIONAL ISSUES

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

•                  Election of Directors in a non-contested election

•                  Ratifying Auditors

•                  Increasing or decreasing amounts of authorized stock

•                  Changing terms of authorized stock

•                  Company name changes

•                  Stock splits

•                  Changing size of board

•                  Opting into or out of optional provisions of state corporation laws

•                  Changing annual meeting date or location

•                  Changing state of incorporation

•                  Changing bylaws or charter that are of a housekeeping nature (updates or corrections)

•                  Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible

The Committee recommends generally voting AGAINST matters such as the following:

•                  Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason

•                  Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

•                  Approving “other business” when it appears as voting item, when no further details are provided

2. BOARD OF DIRECTORS

Voting, Board Composition and Control Issues

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or (iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:

•                  Confidential voting

•                  Independent Audit Committees

•                  Independent Nominating Committees

•                  Independent Compensation Committees

•                  Auditors at annual meetings

•                  Requiring information on proponents of shareholder resolutions

•                  Fixing the board size or designating a range for the board size

•                  Repealing classified boards and electing all directors annually

•                  Creation of “declawed” blank check preferred stock (stock that cannot be used as a takeover defense)

•                  Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

•                  Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

•                  Reduction of the par value of common stock

•                  Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

•                  Implementing a reverse stock split to avoid delisting

•                  Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

•                  Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

•                  Proposals requiring shareholder approval before extinguishing poison pills

•                  Shareholder proposals asking that any future poison pill be put to a shareholder vote*

•                  Proposals to lower supermajority voting requirements

•                  Management proposals requiring a majority for election of directors**

*Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.

**Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.

The Committee recommends a vote AGAINST:

•                  Blank check preferred stock

•                  Classifying the board

•                  “Fair Price” provisions requiring greater than a majority vote of all shares

•                  Greenmail

•                  Preemptive rights

•                  Proposals requiring supermajority voting

•                  Proposals to eliminate cumulative voting*

•                  Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (Placing blocks of securities with friendly third parties)

•                  Limiting shareholders’ right to act by written consent

•                  Proposals giving shareholders the right to call special meetings

•                  Requiring inclusion of abstentions in voting results

•                  Repricing of “underwater” options

•                  Shareholder proposals to impose a mandatory retirement age for outside directors

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting as recommended by management on:

•                  Required representation of specific gender, race, or interest groups on board

•                  Age or term limits for directors

•                  Proposals for the same person to hold both Chairman and CEO positions and proposals to separate the Chairman and CEO positions

•                  Shareholder requests for changes in voting requirements not otherwise covered in these guidelines

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:

The Committee recommends voting FOR

•                  Restoring shareholder ability to remove directors with or without cause

•                  Permitting shareholders to elect directors to fill board vacancies

•                  Requiring that a majority or more of directors be independent

The Committee recommends voting AGAINST:

•                  Eliminating entirely directors’ and officers’ liability for monetary damages for violating the duty of care

•                  Shareholder proposals requiring two candidates per board seat

•                  Allowing only continuing directors may elect replacements to fill board vacancies

•                  Proposals that directors may be removed only for cause

•                  Shareholder proposals to limit the tenure of outside directors

•                  Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

3. MERGERS AND CORPORATE RESTRUCTURINGS

Appraisal Rights

The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

Control Share Acquisition Provisions

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

Control Share Cashout Provisions

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

Disgorgement Provisions

The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions

Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions

The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

Stakeholder Provisions

The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting as recommended by management on:

•                  Stock option plans

•                  Restricted stock bonus plans

•                  Director stock ownership proposals

•                  Executive compensation proposals

Claw-back Provision (Compensation Recovery Policies)

The Committee generally favors voting AGAINST shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.

Stock Plans in Lieu of Cash

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

Director Retirement Plans

The Committee recommends voting AGAINST retirement plans for nonemployee directors.

The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Employee Stock Purchase Plans

The Committee recommends voting FOR employee stock purchase plans where all of the following apply:

1.               Purchase price is at least 85 percent of fair market value

2.               Offering period is 27 months or less, and

3.               Potential voting power dilution (VPD) is ten percent or less.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.

The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

The Committee recommends voting AGAINST shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.

The Committee recommends voting AGAINST shareholder proposals seeking to add specific performance goals for executives.

Golden and Tin Parachutes

The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

The Committee recommends voting FOR executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive’s annual compensation (salary and bonus), and the benefit has been approved by the company’s compensation committee.

6. SOCIAL AND ENVIRONMENTAL ISSUES

Consumer Issues and Public Safety

As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:

•                  Requiring reports that go beyond standard industry practice

•                  Restricting the company’s ability to do business in any location or with any particular group

•                  Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7. ENVIRONMENTAL AND ENERGY

Environmental Reports

Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming

Generally vote FOR reports on the level of greenhouse gas emissions from the company’s operations and products, unless the report is duplicative of the company’s current environmental disclosure and reporting or is not integral to the company’s line of business. However, additional reporting may be warranted if:

•                  The company’s level of disclosure lags that of its competitors, or

•                  The company has a poor environmental track record, such as violations of federal and state regulations.

8. GENERAL CORPORATE ISSUES

Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•                  The company is in compliance with laws governing corporate political activities, and

•                  The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws have reporting requirements.

The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.

The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.

The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company

9. LABOR STANDARDS AND HUMAN RIGHTS

China Principles

The Committee recommends voting AGAINST proposals to implement the China Principles unless:

•                  There are serious controversies surrounding the company’s China operations, and

•                  The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

10. MILITARY BUSINESS

Foreign Military Sales/Offsets

The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Nuclear Weapons

The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Spaced-Based Weaponization

Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

11. WORKPLACE DIVERSITY

Board Diversity

Generally vote FOR reports on the company’s efforts to diversify the board, unless:

1.               The board composition is reasonably inclusive in relation to companies of similar size and business or

2.               The board already reports on its nominating procedures and diversity initiatives.

Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

1.               The company has well-documented equal opportunity programs

2.               The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

3.               The company has no recent EEO-related violations or litigation.

The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling

Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

1.               The composition of senior management and the board is fairly inclusive

2.               The company has well-documented programs addressing diversity initiatives and leadership development

3.               The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

4.               The company has had no recent, significant EEO-related violations or litigation.

Sexual Orientation

The Committee recommends voting AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

12. MUTUAL FUND PROXIES

Approve New Classes or Series of Shares

The Committee recommends voting FOR the establishment of new classes or series of shares.

Change Fundamental Investment Objective to Nonfundamental

The Committee recommends voting AGAINST proposals to change a fund’s fundamental investment objective to nonfundamental.

The Committee recommends voting AGAINST any of the following changes:

•                  Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

•                  Removal of shareholder approval requirement for amendments to the new agreement and declaration of trust

•                  Removal of shareholder approval requirement to make material changes to the fund’s management contract, such as increasing management fees; changes that are non-material include decreasing management fees, and changes to administrative responsibilities that do not have the effect of increasing total advisory and administrative fees under the contract

•                  Removal of shareholder approval requirement to change the domicile of the fund

Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval

The Committee recommends voting FOR proposals authorizing the board of a registered investment company to hire/terminate subadvisers without shareholder approval when the registered investment company has applied for or received exemptive relief from the SEC.

PNC ADVANTAGE FUNDS

FORM N-1A

PART C - OTHER INFORMATION

ITEM 28.    EXHIBITS

(a)

Agreement and Declaration of Trust dated August 25, 2009 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the Securities and Exchange Commission (the “SEC”) on December 31, 2009 (“PEA No. 30”).

(b)		Bylaws of Registrant are incorporated herein by reference to Exhibit (b) to PEA No. 30.

(c)		See Article III and Article V of Registrant’s Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit (a) to PEA No. 30.

(d)

Advisory Agreement dated January 4, 2010 between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Government Money Market, Institutional Money Market and Institutional Treasury Money Market Funds is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on July 30, 2010 (“PEA No. 31”).

(e)	(1)

Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on October 25, 2004 (“PEA No. 18”).

(2)

Amendment dated April 1, 2008 to the Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 29, 2008.

(3)

Form of Amended Exhibit A dated September 30, 2009 to the Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2009 (“PEA No. 29”).

(4)

Amendment dated September 10, 2010 to the Underwriting Agreement dated August 25, 2004 is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2010 (“PEA No. 32”).

	(5)	Exhibit A dated September 10, 2010 to the Underwriting Agreement dated August 25, 2004 is incorporated herein by reference to Exhibit (e)(5) to PEA No. 32.

(f)		Not Applicable.

(g)		Amended and Restated Custodian Services Agreement dated June 30, 2010 between Registrant and PFPC Trust Company is incorporated herein by reference to Exhibit (g) to PEA No. 31.

(h)	(1)

Transfer Agency Services Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), dated June 30, 2010, is incorporated herein by reference to Exhibit (h)(1) to PEA No. 31.

	(2)

Co-Administration and Accounting Services Agreement dated June 30, 2010 among Registrant, PNC Capital Advisors, LLC and BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Exhibit (h)(2) to PEA No. 31.

	(3)

Shareholder Services Plan adopted by the Board of Trustees on September 8, 2010 related to Advisor Shares and Service Shares is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on July 29, 2011 (“PEA No. 33”).

(i)		Opinion of Drinker Biddle & Reath LLP dated December 31, 2009 with respect to the validity of shares is incorporated herein by reference to Exhibit (i)(1) to PEA No. 30.

(j)	(1)	Consent of Deloitte & Touche LLP is filed herewith.

	(2)	Consent of Ropes & Gray LLP is filed herewith.

(k)		Not Applicable.

(l)	(1)	Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Money Market Fund, is incorporated herein by reference to Exhibit (l) of PEA No. 18.

	(2)

Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund is incorporated herein by reference to Exhibit (l)(2) to PEA No. 30.

	(3)	Purchase Agreement between Registrant and Sole Shareholder of the Registrant at its inception dated August 25, 2009 is incorporated herein by reference to Exhibit (l)(3) to PEA No. 30.

(m)		Not applicable.

(n)		Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n)(2) of PEA No. 29.

(p)	(1)

Combined Personal Trading Code of Ethics of PNC Capital Advisors, LLC, PNC Funds, PNC Advantage Funds and PNC Alternative Investment Funds is incorporated herein by reference to Exhibit (p)(1) to PEA No. 33.

(2)	Code of Conduct of Professional Fund Distributor, LLC is incorporated herein by reference to Exhibit (p)(2) to PEA No. 33.

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ITEM 29.           PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The following entities may be considered to be under common control with the Registrant at the time of this filing:

PNC Funds;

PNC Absolute Return Fund LLC;

PNC Absolute Return TEDI Fund LLC;

PNC Absolute Return Master Fund LLC;

PNC Alternative Strategies Fund LLC;

PNC Alternative Strategies TEDI Fund LLC;

PNC Alternative Strategies Master Fund LLC;

PNC Long-Short Fund LLC;

PNC Long-Short TEDI Fund LLC; and

PNC Long-Short Master Fund LLC.

(each organized under the laws of Delaware and each files separate financial statements)

Each of these entities has a Board of Trustees/Directors that is identical in composition to the Board of Trustees of each other entity and the Registrant. The Adviser’s parent company, PNC Bank, National Association (“PNC Bank”), may be deemed to be the beneficial owner, for purposes of the federal securities laws, because PNC Bank possesses sole or shared voting power in excess of 25% of the voting securities of certain entities listed above.  PNC Bank does not, however, have any economic interest in such Shares, which are held solely for the benefit of its customers. PNC Bank is a wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), a financial holding company regulated by the Board of Governors of the Federal Reserve System. PNC Investment Company LLC (formerly, PNC Investment Corp.), an affiliate of PNC, owns in excess of 25% of certain entities listed above.

ITEM 30.    INDEMNIFICATION

Article VII of the Registrant’s Agreement and Declaration of Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 28(a).

The Advisory Agreement provides that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreement.  The Advisory Agreement is incorporated herein by reference to Exhibit 28(d).

Indemnification of Registrant’s principal underwriter, custodian, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated herein by reference to Exhibit 28(e)(1), Section 12 of the Amended and Restated Custodian Services Agreement incorporated herein by reference to Exhibit 28(g), Section 11 of the Co-Administration and Accounting Services Agreement incorporated herein by reference to Exhibit 28(h)(2), and Section 12 of the Transfer Agency Services Agreement incorporated herein by reference to Exhibit 28(h)(1), respectively.

3

Registrant has obtained from a major insurance carrier a Trustee’s and Officer’s liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.

ITEM 31.           BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)           Investment Adviser: PNC Capital Advisors, LLC (the “Adviser”).

The Adviser was formed as a result of the merger of Allegiant Asset Management Company, previously known as National City Investment Management Company (“Allegiant”) and PNC Capital Advisors, Inc.  The Adviser performs investment advisory services for Registrant and certain other investment advisory customers.

Prior to September 30, 2009, Allegiant served as investment adviser to the Registrant.  Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”).  Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation.

To the knowledge of the Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, the parent company of the Adviser.  Set forth below are the names and principal businesses of the directors of the Adviser who are engaged in any other business, profession, vocation or employment of a substantial nature.  Information as to the directors and certain executive officers of the Adviser is also included in the Adviser’s Form ADV as filed with the SEC (File No. 801-70684) and is incorporated herein by reference.

PNC CAPITAL ADVISORS, LLC

Name and Address	Position with Adviser	Other Business Connections	Type of Business
Kevin A. McCreadie Two Hopkins Plaza Baltimore, MD 21201	Director, President and Chief Executive Officer	Executive Vice President, PNC Bank, 22 Delaware Avenue, Wilmington, DE 19801	Bank

		President of PNC Funds, PNC Advantage Funds and each of the PNC Alternative Investment Funds, Two Hopkins Plaza, Baltimore, MD 21201	Registered Investment Companies
Robert Q. Reilly 1600 Market Street Philadelphia, PA19103	Director	Executive Vice President, PNC Bank	Bank
Bryan K. Garlock One PNC Plaza 249 Fifth Avenue Pittsburgh, PA 15222	Director	Executive Vice President & Chief Operating Officer, PNC Bank	Bank
Jennifer A. LaClair 1965 E. 6th Street Cleveland, OH 44114	Director	Chief Financial Officer, Asset Management Group division of PNC Bank	Bank

4

Name and Address	Position with Adviser	Other Business Connections	Type of Business
Timothy G. Shack One PNC Plaza 249 Fifth Avenue Pittsburgh, PA 15222	Director	Vice Chairman, The PNC Financial Services Group, Inc.	Bank

ITEM 32.                                            Principal Underwriter

(a)          Professional Funds Distributor, LLC (the “Distributor”) acts as principal underwriter for the following investment companies, other than the registrant as of September 23, 2011:

PNC Funds

EIP Growth & Income Fund

The Roxbury Funds

WT Investment Trust

Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority.  Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

(b)         The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC, each of whose principal business address is the same as that listed for Professional Funds Distributor, LLC and none of whom holds a position or office with the Registrant:

Philip H. Rinnander	-	President & Owner
Barbara A. Rice	-	Vice President
Jennifer DiValerio	-	Vice President
Nancy L. Tindall	-	Vice President

(c)          Not applicable.

ITEM 33.    LOCATION OF ACCOUNTS AND RECORDS

(1)                     PNC Capital Advisors, LLC, 1900 East 9th Street, 14th Floor, Cleveland, Ohio 44114 and Two Hopkins Plaza, Baltimore, Maryland 21201 (records relating to its functions as investment adviser and co-administrator for the Registrant).

(2)                      The Bank of New York Mellon, One Wall Street, New York, NY 10286 (records relating to its functions as custodian for the Registrant).

(3)                     BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809 (Registrant’s Agreement and Declaration of Trust, Bylaws, Minute Books and records relating to its functions as co-administrator and transfer agent for the Registrant).

(4)                     Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).

ITEM 34.    MANAGEMENT SERVICES

Not Applicable.

ITEM 35.    UNDERTAKINGS

None.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on the 28th day of September, 2011.

PNC ADVANTAGE FUNDS
Registrant

/s/ Kevin A. McCreadie
Kevin A. McCreadie
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*John G. Drosdick	Trustee and Chairman	September 28, 2011
John G. Drosdick	of the Board

*Dorothy A. Berry	Trustee	September 28, 2011
Dorothy A. Berry

*Richard W. Furst	Trustee	September 28, 2011
Richard W. Furst

*Dale C. LaPorte	Trustee	September 28, 2011
Dale C. LaPorte

*L. White Matthews, III	Trustee	September 28, 2011
L. White Matthews, III

*Edward D. Miller, M.D.	Trustee	September 28, 2011
Edward D. Miller, M.D.

/s/Kevin A. McCreadie	President and Chief	September 28, 2011
Kevin A. McCreadie	Executive Officer

/s/John Kernan	Treasurer	September 28, 2011
John Kernan

*By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson
Attorney-in-Fact

6

PNC ADVANTAGE FUNDS

CERTIFICATE OF SECRETARY

The following resolution was duly adopted by the Board of Trustees of PNC Advantage Funds on June 1, 2011 and remains in effect on the date hereof:

RESOLVED, that the Trustees and officers of the Mutual Funds and each of the Alternative Funds required to execute any amendments to each Fund’s Registration Statement be, and hereby are, authorized to execute a power of attorney appointing John M. Loder, Savonne L. Ferguson and Randi Gage, and each of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

PNC ADVANTAGE FUNDS

By:	/s/ Savonne L. Ferguson
Savonne L. Ferguson
Secretary

Dated: September 28, 2011

7

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC ALTERNATIVE INVESTMENT FUNDS

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.

DATED: June 1, 2011

/s/Richard W. Furst
Richard W. Furst

8

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC ALTERNATIVE INVESTMENT FUNDS

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.

DATED: June 1, 2011

/s/Dale C. LaPorte
Dale C. LaPorte

9

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC ALTERNATIVE INVESTMENT FUNDS

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Dorothy A. Berry, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, her true and lawful attorneys-in-fact and agent, to execute in her name, place, and stead, in her capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.

DATED: June 1, 2011

/s/Dorothy A. Berry
Dorothy A. Berry

10

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC ALTERNATIVE INVESTMENT FUNDS

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, John G. Drosdick, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.

DATED: June 1, 2011

/s/John G. Drosdick
John G. Drosdick

11

PNC FUNDS

PNC ADVANTAGE FUNDS

PNC ALTERNATIVE INVESTMENT FUNDS

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, Edward D. Miller, Jr., hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.

DATED: June 1, 2011

/s/Edward D. Miller
Edward D. Miller, Jr.

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PNC FUNDS

PNC ADVANTAGE FUNDS

PNC ALTERNATIVE INVESTMENT FUNDS

POWER OF ATTORNEY

Know All Persons by These Presents, that the undersigned, L. White Matthews, III, hereby constitutes and appoints John M. Loder, Savonne L. Ferguson and Randi Gage, his true and lawful attorneys-in-fact and agent, to execute in his name, place, and stead, in his capacity as Trustee/Director or officer, or both, of PNC Absolute Return Master Fund LLC, PNC Alternative Strategies Master Fund LLC, PNC Long-Short Master Fund LLC, PNC Absolute Return Fund LLC, PNC Alternative Strategies Fund LLC, PNC Long-Short Fund LLC, PNC Absolute Return TEDI Fund LLC, PNC Alternative Strategies TEDI Fund LLC, and PNC Long-Short TEDI Fund LLC, (collectively, the “PNC Alternative Investment Funds”), PNC Funds and PNC Advantage Funds, the Registration Statements and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.

DATED: June 1, 2011

/s/L. White Matthews
L. White Matthews, III

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EXHIBIT INDEX

Exhibit No.	Description

(j)(1)	Consent of Deloitte & Touche LLP

(j)(2)	Consent of Ropes & Gray LLP

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